FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226
                                   ---------

                        TEMPLETON GLOBAL INVESTMENT TRUST
                     ----------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500
                                                   -----------------
Date of fiscal year end:   03/31
                          -------

Date of reporting period:  12/31/09
                          ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Investment Trust
TEMPLETON BRIC FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                      INDUSTRY                     SHARES                 VALUE
                                                       --------------------------------------  --------------        --------------
      COMMON STOCKS 76.8%
      BRAZIL 10.9%
      AES Tiete SA                                      Independent Power Producers & Energy
                                                                       Traders                        320,277        $    3,160,508
      American Banknote SA                                 Commercial Services & Supplies             188,123             2,039,888
      Companhia de Bebidas das Americas (AmBev)                       Beverages                       215,685            18,252,173
      Companhia Energetica de Minas Gerais                       Electric Utilities                    61,685               863,519
  (a) Construtora Tenda SA                                       Household Durables                 1,987,238             6,270,688
      Gafisa SA                                                  Household Durables                   237,313             3,844,934
      Itau Unibanco Holding SA, ADR                               Commercial Banks                  1,765,825            40,331,443
      Localiza Rent a Car SA                                         Road & Rail                      356,915             3,956,166
      Tele Norte Leste Participacoes SA                Diversified Telecommunication Services         115,305             2,957,047
      Wilson Sons Ltd., BDR                                 Transportation Infrastructure              39,054               481,285
                                                                                                                     --------------
                                                                                                                         82,157,651
                                                                                                                     --------------
      CHINA 29.6%
      Bank of China Ltd., H                                       Commercial Banks                 10,677,000             5,783,484
      Beijing Capital Land Ltd., H                      Real Estate Management & Development        6,746,000             3,045,127
      China Coal Energy Co., H                               Oil, Gas & Consumable Fuels            5,705,000            10,477,475
      China Construction Bank Corp., H                            Commercial Banks                 18,620,000            16,017,566
      China Life Insurance Co. Ltd., H                                Insurance                     2,845,000            14,071,443
      China Mobile Ltd.                                  Wireless Telecommunication Services          589,000             5,533,958
      China Petroleum and Chemical Corp., H                  Oil, Gas & Consumable Fuels           20,542,000            18,306,772
      China Shenhua Energy Co. Ltd., H                       Oil, Gas & Consumable Fuels              703,000             3,445,323
      China Shipping Development Co. Ltd., H                           Marine                       3,730,000             5,609,167
      China Vanke Co. Ltd., B                           Real Estate Management & Development        1,400,000             1,756,839
      CNOOC Ltd.                                             Oil, Gas & Consumable Fuels            5,042,000             7,933,296
  (a) Hidili Industry International Development Ltd.               Metals & Mining                  9,490,000            11,957,814
      Huaxin Cement Co. Ltd., B                                Construction Materials                 151,428               339,502
      Industrial and Commercial Bank of China Ltd., H             Commercial Banks                 27,532,000            22,867,287
      Lonking Holdings Ltd.                                           Machinery                     3,494,000             2,428,861
      PetroChina Co. Ltd., H                                 Oil, Gas & Consumable Fuels           28,304,000            34,021,600
      Sinotrans Ltd., H                                        Air Freight & Logistics             12,780,000             3,362,421
      Soho China Ltd.                                   Real Estate Management & Development       34,391,500            18,629,080
      Yanzhou Coal Mining Co. Ltd., H                        Oil, Gas & Consumable Fuels           16,908,581            37,421,005
                                                                                                                     --------------
                                                                                                                        223,008,020
                                                                                                                     --------------
      INDIA 17.0%
      Federal Bank Ltd.                                           Commercial Banks                    498,688             2,533,197
      Grasim Industries Ltd.                                   Construction Materials                 249,200            13,304,090
      Hindalco Industries Ltd.                                     Metals & Mining                  5,424,979            18,790,463
      ICICI Bank Ltd.                                             Commercial Banks                    340,071             6,416,724
      Infosys Technologies Ltd.                                      IT Services                      266,400            14,954,505
      Karnataka Bank Ltd.                                         Commercial Banks                    643,962             1,792,715
      Maharashtra Seamless Ltd.                                    Metals & Mining                  1,000,544             7,764,403
      Peninsula Land Ltd.                               Real Estate Management & Development        2,889,531             4,803,433
      Reliance Industries Ltd.                               Oil, Gas & Consumable Fuels              282,400             6,628,885
      Sesa Goa Ltd.                                                Metals & Mining                    741,000             6,556,597
      Steel Authority of India Ltd.                                Metals & Mining                  4,156,551            21,552,984
      Tata Chemicals Ltd.                                             Chemicals                       534,661             3,711,868
      Tata Consultancy Services Ltd.                                 IT Services                      476,500             7,697,821
      Tata Steel Ltd.                                              Metals & Mining                    846,000            11,258,125
                                                                                                                     --------------
                                                                                                                        127,765,810
                                                                                                                     --------------
      KAZAKHSTAN 1.3%
      KazMuniGas Exploration Production, GDR                 Oil, Gas & Consumable Fuels              394,786             9,869,650
                                                                                                                     --------------
      RUSSIA 18.0%
  (a) Acron JSC                                                       Chemicals                         5,200               147,525
      Gazprom, ADR                                           Oil, Gas & Consumable Fuels            1,258,223            31,518,486
      LUKOIL Holdings, ADR                                   Oil, Gas & Consumable Fuels               83,250             4,695,300
      LUKOIL Holdings, ADR (London Exchange)                 Oil, Gas & Consumable Fuels              357,600            20,490,480
  (a) Mining and Metallurgical Co. Norilsk Nickel,
         ADR                                                       Metals & Mining                  1,295,066            18,584,197
      Mobile TeleSystems                                 Wireless Telecommunication Services          676,100             4,944,484
      OAO TMK                                                Energy Equipment & Services              596,435             2,536,376
  (a) OAO TMK, GDR                                           Energy Equipment & Services              880,267            15,378,264
(a,b) Raspadskaya                                                 Metals & Mining                     315,135             1,522,994

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Templeton Global Investment Trust
TEMPLETON BRIC FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

      Rosneft Oil Co.                                        Oil, Gas & Consumable Fuels              962,000        $    7,998,816
      Rosneft Oil Co., GDR                                   Oil, Gas & Consumable Fuels              165,200             1,417,416
  (a) RusHydro                                                   Electric Utilities                35,981,825             1,350,795
  (a) RusHydro, ADR                                              Electric Utilities                 1,096,884             4,201,066
      Sberbank RF                                                 Commercial Banks                  2,296,150             6,449,885
      TNK-BP                                                 Oil, Gas & Consumable Fuels            2,369,000             4,086,525
(a,c) Uralkali, GDR, Reg S                                            Chemicals                       314,400             6,636,984
      Vsmpo-Avisma Corp.                                           Metals & Mining                     46,781             3,242,362
                                                                                                                     --------------
                                                                                                                        135,201,955
                                                                                                                     --------------
      TOTAL COMMON STOCKS (COST $498,981,518)                                                                           578,003,086
                                                                                                                     --------------
      PREFERRED STOCKS 22.3%
      BRAZIL 22.3%
      Banco Bradesco SA, ADR, pfd.                                Commercial Banks                  1,352,200            29,572,614
      Itausa - Investimentos Itau SA, pfd.                        Commercial Banks                  2,719,899            18,491,568
      Petroleo Brasileiro SA, ADR, pfd.                      Oil, Gas & Consumable Fuels            1,371,700            58,146,363
      Usinas Siderurgicas de Minas Gerais SA, pfd., A              Metals & Mining                    352,267             9,981,909
      Vale SA, ADR, pfd., A                                        Metals & Mining                  2,078,450            51,587,129
                                                                                                                     --------------
      TOTAL PREFERRED STOCKS (COST $109,851,878)                                                                        167,779,583
                                                                                                                     --------------
      TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $608,833,396)                                               745,782,669
                                                                                                                     --------------
      SHORT TERM INVESTMENTS (COST $8,442,948) 1.1%
      MONEY MARKET FUNDS 1.1%
      UNITED STATES 1.1%
  (d) Institutional Fiduciary Trust Money Market Portfolio, 0.00%                                   8,442,948             8,442,948
                                                                                                                     --------------
      TOTAL INVESTMENTS (COST $617,276,344) 100.2%                                                                      754,225,617
      OTHER ASSETS, LESS LIABILITIES (0.2)%                                                                              (1,673,426)
                                                                                                                     --------------
      NET ASSETS 100.0%                                                                                              $  752,552,191
                                                                                                                     ==============

(a)  Non-income producing.

(b)  A portion or all of the security purchased on a delayed delivery basis.

(c) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2009, the value of this security was $6,636,984, representing 0.88% of net assets.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Global Investment Trust
TEMPLETON BRIC FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS
SELECTED PORTFOLIO

ADR   American Depository Receipt
BDR   Brazilian Depository Receipt
GDR   Global Depository Receipt

Templeton Global Investment Trust
TEMPLETON EMERGING MARKETS SMALL CAP FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                                                   SHARES/
                                                                      INDUSTRY                     WARRANTS               VALUE
                                                       --------------------------------------  --------------        --------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS 91.3%
      CHINA 8.2%
      Anhui Tianda Oil Pipe Co. Ltd., H                      Energy Equipment & Services            5,033,000        $    2,661,349
  (a) Chongqing Machinery and Electric Co. Ltd., H            Industrial Conglomerates             13,430,000             3,187,020
  (a) Hongguo International Holdings Ltd.                 Textiles, Apparel & Luxury Goods          4,592,000             1,045,493
      Jiangling Motors Corp. Ltd., B                                 Automobiles                      644,600             1,104,026
      Shanghai Prime Machinery Co. Ltd., H                            Machinery                     5,496,000             1,049,058
      Win Hanverky Holdings Ltd.                          Textiles, Apparel & Luxury Goods         23,078,000             3,452,607
      Yorkey Optical International Cayman Ltd.              Leisure Equipment & Products            6,590,000             1,351,368
                                                                                                                     --------------
                                                                                                                         13,850,921
                                                                                                                     --------------
      CZECH REPUBLIC 1.0%
      Pegas Nonwovens SA                                  Textiles, Apparel & Luxury Goods             71,073             1,709,931
                                                                                                                     --------------
      EGYPT 3.3%
      Eastern Tobacco                                                  Tobacco                        116,291             2,417,521
      Egyptian International Pharmaceutical
         Industries Co.                                            Pharmaceuticals                    523,094             3,147,291
                                                                                                                     --------------
                                                                                                                          5,564,812
                                                                                                                     --------------
      GHANA 0.6%
      Ecobank Transnational Inc.                                  Commercial Banks                  9,250,680               928,162
                                                                                                                     --------------
      HONG KONG 11.3%
      Chaoda Modern Agriculture (Holdings) Ltd.                     Food Products                   4,144,000             4,435,973
  (a) I.T Ltd.                                                    Specialty Retail                 28,240,000             5,499,619
  (a) Victory City International Holdings Ltd.            Textiles, Apparel & Luxury Goods         19,658,000             3,955,077
      Water Oasis Group Ltd.                                      Specialty Retail                  4,858,000             1,835,761
  (a) Xiwang Sugar Holdings Co. Ltd.                                Food Products                   9,220,030             3,246,280
                                                                                                                     --------------
                                                                                                                         18,972,710
                                                                                                                     --------------
      HUNGARY 1.1%
  (a) Ablon Group Ltd.                                        Real Estate Management &                754,022               779,478
                                                                     Development
      Egis Nyrt                                                    Pharmaceuticals                     10,782             1,072,952
                                                                                                                     --------------
                                                                                                                          1,852,430
                                                                                                                     --------------
      INDIA 10.1%
      ABG Shipyard Ltd.                                               Machinery                       274,167             1,250,913
      Apollo Tyres Ltd.                                            Auto Components                  1,323,411             1,391,563
      Bharati Shipyard Ltd.                                           Machinery                       297,111             1,479,793
      Federal Bank Ltd.                                           Commercial Banks                    263,209             1,337,029
  (a) Hirco PLC                                               Real Estate Management &                926,835             2,238,120
                                                                     Development
      JK Cements Ltd.                                          Construction Materials               1,196,584             3,828,760
      Maharashtra Seamless Ltd.                                    Metals & Mining                    695,837             5,399,821
                                                                                                                     --------------
                                                                                                                         16,925,999
                                                                                                                     --------------
      IRELAND 1.0%
  (a) Dragon Oil PLC                                         Oil, Gas & Consumable Fuels              255,793             1,606,197
                                                                                                                     --------------
      ISRAEL 0.4%
  (a) Taro Pharmaceutical Industries Ltd.                          Pharmaceuticals                     85,100               755,688
                                                                                                                     --------------
      KAZAKHSTAN 2.0%
(a,b) KazakhGold Group Ltd., GDR, Reg S                            Metals & Mining                     57,700               447,175
(a,b) Zhaikmunai LP, GDR, Reg S                              Oil, Gas & Consumable Fuels              348,173             2,994,288
                                                                                                                     --------------
                                                                                                                          3,441,463
                                                                                                                     --------------
      KENYA 0.8%
      Safaricom Ltd.                                     Wireless Telecommunication Services       23,607,700             1,416,151
                                                                                                                     --------------
      LATVIA 1.1%
  (a) Grindeks                                                     Pharmaceuticals                    244,933             1,877,828
                                                                                                                     --------------
      MALAYSIA 2.9%
      KNM Group Berhad                                       Energy Equipment & Services           19,578,200             4,402,808
      Lion Industries Corp. Bhd.                                   Metals & Mining                     52,000                20,806
      Media Prima Bhd                                                   Media                         851,900               415,500

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Templeton Global Investment Trust
TEMPLETON EMERGING MARKETS SMALL CAP FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

  (a) Media Prima Bhd, wts., 2/20/49                                    Media                          24,339        $        7,109
                                                                                                                     --------------
                                                                                                                          4,846,223
                                                                                                                     --------------
      NIGERIA 3.1%
      Access Bank Nigeria PLC                                     Commercial Banks                 18,243,263               927,417
      Nigerian Breweries PLC                                          Beverages                     4,075,960             1,444,989
      UAC of Nigeria PLC                                      Industrial Conglomerates              2,637,788               648,419
  (a) United Bank for Africa PLC                                  Commercial Banks                 30,594,456             2,210,168
                                                                                                                     --------------
                                                                                                                          5,230,993
                                                                                                                     --------------
      PHILIPPINES 0.9%
      Pepsi-Cola Products Philippines Inc.                            Beverages                    29,830,000             1,501,123
                                                                                                                     --------------
      POLAND 0.7%
  (a) AmRest Holdings NV                                    Hotels, Restaurants & Leisure              39,858             1,139,634
                                                                                                                     --------------
      REPUBLIC OF SERBIA 1.6%
  (a) AIK Banka.                                                  Commercial Banks                     70,642             2,606,373
                                                                                                                     --------------
      ROMANIA 1.7%
(a,c) Impact Developer & Contractor SA                        Real Estate Management &             12,171,000             2,898,151
                                                                                                                     --------------
                                                                     Development
      RUSSIA 9.8%
  (a) Acron JSC                                                       Chemicals                        10,120               287,106
(a,b) Acron JSC, GDR, Reg S                                           Chemicals                       690,000             1,932,000
      Belon OJSC                                                   Metals & Mining                  1,723,433             1,081,356
(a,b) Cherkizovo Group OJSC, GDR, Reg S                             Food Products                      75,280               790,440
  (a) Efes Breweries International BV, GDR                            Beverages                        86,100             1,123,605
  (a) OAO TMK, GDR                                           Energy Equipment & Services               45,900               801,873
  (a) OGK-4                                                 Independent Power Producers &          44,837,484             2,396,184
                                                                   Energy Traders
  (a) Synergy Co.                                                     Beverages                       148,594             3,882,312
  (a) Veropharm                                                    Pharmaceuticals                    150,058             4,252,225
                                                                                                                     --------------
                                                                                                                         16,547,101
                                                                                                                     --------------
      SOUTH AFRICA 2.1%
      Barloworld Ltd.                                         Industrial Conglomerates                334,000             2,032,848
      Woolworths Holdings Ltd.                                    Multiline Retail                    609,000             1,467,024
                                                                                                                     --------------
                                                                                                                          3,499,872
                                                                                                                     --------------
      SOUTH KOREA 8.0%
      CJ Internet Corp.                                                 Media                         316,040             3,740,198
      HNK Machine Tool Co., Ltd.                                      Machinery                        95,128             3,377,398
      Intelligent Digital Integrated Security Co.
         Ltd.                                                    Household Durables                    98,347             1,155,461
      Steel Flower Co. Ltd.                                        Metals & Mining                     64,961               768,786
  (a) Youngone Corp.                                      Textiles, Apparel & Luxury Goods            434,804             4,362,675
                                                                                                                     --------------
                                                                                                                         13,404,518
                                                                                                                     --------------
      THAILAND 1.4%
      Delta Electronics (Thailand) Public Co. Ltd.,
         fgn.                                            Electronic Equipment, Instruments &        1,576,800               879,151
                                                                     Components
      Supalai Public Co. Ltd., fgn.                           Real Estate Management &              7,761,000             1,407,496
                                                                     Development
                                                                                                                     --------------
                                                                                                                          2,286,647
                                                                                                                     --------------
      TURKEY 12.7%
      Akcansa Cimento AS                                       Construction Materials                 311,000             1,382,268
  (a) Gubre Fabrikalari TAS                                           Chemicals                       572,010             3,058,468
      Pinar Sut Mamulleri Sanayii AS                                Food Products                   1,098,286             5,542,080
      Selcuk Ecza Deposu                                           Pharmaceuticals                  1,269,255             2,103,831
  (a) Soda Sanayii AS                                                 Chemicals                       789,700               860,320
      Tofas Turk Otomobil Fabrikasi AS                               Automobiles                      986,400             3,111,755
  (a) Trakya Cam Sanayii AS                                       Building Products                 2,599,027             3,230,979
  (a) Turkiye Vakiflar Bankasi T.A.O., D                          Commercial Banks                    726,000             2,067,077
                                                                                                                     --------------
                                                                                                                         21,356,778
                                                                                                                     --------------
      UKRAINE 0.5%
(a,d) Kernel Holding SA, 144A                                       Food Products                      56,000               816,207
                                                                                                                     --------------

Templeton Global Investment Trust
TEMPLETON EMERGING MARKETS SMALL CAP FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

      UNITED ARAB EMIRATES 0.4%
  (a) Aramex Co.                                               Air Freight & Logistics              1,682,327        $      719,109
                                                                                                                     --------------
      UNITED STATES 2.8%
  (a) China Security & Surveillance Technology Inc.      Electronic Equipment, Instruments &          232,100             1,773,244
                                                                     Components
  (a) CTC Media Inc.                                                    Media                         192,858             2,873,584
                                                                                                                     --------------
                                                                                                                          4,646,828
                                                                                                                     --------------
      VIETNAM 1.8%
      DHG Pharmaceutical JSC                                       Pharmaceuticals                    120,980               746,547
      Dry Cell Storage Battery JSC                              Electrical Equipment                   50,737               203,234
      Imexpharm Pharmaceutical JSC                                 Pharmaceuticals                    173,100               791,759
      Vietnam Container Shipping JSC                                   Marine                         311,612             1,366,275
                                                                                                                     --------------
                                                                                                                          3,107,815
                                                                                                                     --------------
      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $121,561,524)                                                                                            153,509,664
                                                                                                                     --------------
      PREFERRED STOCKS 2.8%
      BRAZIL 0.8%
      Marcopolo SA, pfd.                                              Machinery                       344,163             1,332,817
                                                                                                                     --------------
      CHILE 0.8%
      Embotelladora Andina SA, pfd., A                                Beverages                       502,000             1,414,642
                                                                                                                     --------------
      CROATIA 1.2%
      Adris Grupa d.d., pfd.                                           Tobacco                         39,041             1,984,012
                                                                                                                     --------------
      TOTAL PREFERRED STOCKS (COST $4,175,686)                                                                            4,731,471
                                                                                                                     --------------
      TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
         (COST $125,737,210)                                                                                            158,241,135
                                                                                                                     --------------
      SHORT TERM INVESTMENTS (COST $9,769,779) 5.8%
      MONEY MARKET FUNDS 5.8%
      UNITED STATES 5.8%
  (e) Institutional Fiduciary Trust Money Market
         Portfolio, 0.00%                                                                           9,769,779             9,769,779
                                                                                                                     --------------
      TOTAL INVESTMENTS (COST $135,506,989) 99.9%                                                                       168,010,914
      OTHER ASSETS, LESS LIABILITIES 0.1%                                                                                   187,007
                                                                                                                     --------------
      NET ASSETS 100.0%                                                                                              $  168,197,921
                                                                                                                     ==============

SELECTED PORTFOLIO

GDR   Global Depository Receipt

(a)  Non-income producing.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2009, the aggregate value of these securities was $6,163,903, representing 3.66% of net assets.

(c)  See Note 5 regarding holdings of 5% voting securities.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2009, the value of this security was $816,207, representing 0.49% of net assets.


(e) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Global Investment Trust
Templeton Frontier Markets Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                      INDUSTRY                     SHARES                 VALUE
                                                       --------------------------------------  --------------        --------------
      COMMON STOCKS 87.8%
      ARGENTINA 1.2%
  (a) Telecom Argentina SA, B, ADR                          Diversified Telecommunication
                                                                      Services                         13,940        $      234,471
                                                                                                                     --------------
      CAMBODIA 1.0%
      NagaCorp Ltd.                                         Hotels, Restaurants & Leisure           1,737,611               192,727
                                                                                                                     --------------
      CHILE 0.8%
      Banco Santander Chile SA, ADR                               Commercial Banks                      1,400                90,692
      Lan Airlines SA, ADR                                            Airlines                          3,700                61,679
                                                                                                                     --------------
                                                                                                                            152,371
                                                                                                                     --------------
      CROATIA 0.6%
      Hrvatske Telekomunikacije dd, GDR                     Diversified Telecommunication
                                                                      Services                          2,100               113,106
                                                                                                                     --------------
      CYPRUS 2.0%
(a,b) Sintal Agriculture Ltd., GDR, Reg S                           Food Products                     125,769               378,067
                                                                                                                     --------------
      EGYPT 6.7%
      Alexandria Mineral Oils Co.                                     Chemicals                         5,060                34,550
      Commercial International Bank Ltd.                          Commercial Banks                     16,000               159,132
      Delta Sugar Co.                                               Food Products                      16,221                54,151
      Eastern Tobacco                                                  Tobacco                          7,200               149,678
      Egyptian International Pharmaceutical
         Industries Co.                                            Pharmaceuticals                     19,361               116,489
      El Ezz Aldekhela Steel Alexa Co.                             Metals & Mining                        220                29,690
      Maridive & Oil Services SAE                            Energy Equipment & Services               12,350                48,783
      National Society General Bank                               Commercial Banks                     21,431               116,987
  (b) Orascom Telecom Holding SAE, GDR, Reg S            Wireless Telecommunication Services            5,800               132,646
      Paints & Chemical Industries Co. SAE                            Chemicals                        27,004               201,862
                                                            Diversified Telecommunication
      Telecom Egypt                                                   Services                         71,250               237,597
                                                                                                                     --------------
                                                                                                                          1,281,565
                                                                                                                     --------------
      GEORGIA 0.7%
(a,b) Bank of Georgia JSC, GDR, Reg S                      Diversified Financial Services              15,900               131,175
                                                                                                                     --------------
      INDONESIA 3.0%
      PT Astra International Tbk                                     Automobiles                       12,000                44,180
      PT Bank Danamon Indonesia Tbk                               Commercial Banks                    191,000                92,207
      PT Gudang Garam Tbk                                              Tobacco                         81,500               186,348
  (a) PT Panin Life Tbk                                               Insurance                     4,229,000                62,818
      PT Semen Gresik (Persero) Tbk                            Construction Materials                  99,000                79,305
                                                            Diversified Telecommunication
      PT Telekomunikasi Indonesia, B                                  Services                        104,000               104,276
                                                                                                                     --------------
                                                                                                                            569,134
                                                                                                                     --------------
      IRELAND 0.8%
      Dragon Oil PLC                                         Oil, Gas & Consumable Fuels               24,340               152,838
                                                                                                                     --------------
      JORDAN 3.4%
      Arab Bank PLC                                               Commercial Banks                     27,375               469,949
      Arab Potash Co. Ltd.                                            Chemicals                         3,469               177,481
                                                                                                                     --------------
                                                                                                                            647,430
                                                                                                                     --------------
      KAZAKHSTAN 2.0%
      KazMuniGas Exploration Production, GDR                 Oil, Gas & Consumable Fuels               15,350               383,750
                                                                                                                     --------------
      KENYA 7.3%
      British American Tobacco Kenya Ltd. Corp.                        Tobacco                        163,100               382,753
      East African Breweries Ltd.                                     Beverages                       252,200               485,448
      Equity Bank Ltd.                                            Commercial Banks                    598,800               113,286

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Templeton Global Investment Trust
Templeton Frontier Markets Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

      Safaricom Ltd.                                     Wireless Telecommunication Services        6,901,500        $      413,999
                                                                                                                     --------------
                                                                                                                          1,395,486
                                                                                                                     --------------
      KUWAIT 2.7%
      Kout Food Group                                       Hotels, Restaurants & Leisure             200,000               203,740
      National Mobile Telecommunications Co.             Wireless Telecommunication Services           57,500               308,397
                                                                                                                     --------------
                                                                                                                            512,137
                                                                                                                     --------------
      LATVIA 2.0%
  (a) Grindeks                                                     Pharmaceuticals                     48,770               373,905
                                                                                                                     --------------
      LEBANON 0.5%
  (b) Banque Audi sal, GDR, Reg S                                 Commercial Banks                        600                53,820
      Blom Bank Sal, GDR                                          Commercial Banks                        500                44,500
                                                                                                                     --------------
                                                                                                                             98,320
                                                                                                                     --------------
      LITHUANIA 1.3%
  (a) Rokiskio Suris AB                                             Food Products                     115,100               143,168
                                                            Diversified Telecommunication
      Teo LT AB                                                       Services                        140,218               106,391
                                                                                                                     --------------
                                                                                                                            249,559
                                                                                                                     --------------
      MALAWI 1.2%
  (b) Press Corp. Ltd., GDR, Reg S                                 Capital Markets                      9,650               222,325
                                                                                                                     --------------
      MAURITIUS 1.3%
      Mauritius Commercial Bank                                   Commercial Banks                     42,973               198,228
      New Mauritius Hotels Ltd.                             Hotels, Restaurants & Leisure              12,960                57,220
                                                                                                                     --------------
                                                                                                                            255,448
                                                                                                                     --------------
      NETHERLANDS 1.7%
  (a) Vimetco NV, GDR                                              Metals & Mining                    138,000               331,200
                                                                                                                     --------------
      NIGERIA 11.2%
      Dangote Sugar Refinery PLC                                    Food Products                   1,612,590               165,034
      Guinness Nigeria PLC                                            Beverages                       276,036               236,763
      Nestle Foods Nigeria PLC                                      Food Products                     177,503               296,828
      Nigerian Breweries PLC                                          Beverages                       916,916               325,060
      Oando PLC                                              Oil, Gas & Consumable Fuels              452,498               284,484
      UAC of Nigeria PLC                                      Industrial Conglomerates              1,378,085               338,760
  (a) United Bank for Africa PLC                                  Commercial Banks                  6,856,983               495,354
                                                                                                                     --------------
                                                                                                                          2,142,283
                                                                                                                     --------------
      OMAN 1.0%
      Bank Muscat SAOG                                            Commercial Banks                     85,802               182,752
                                                                                                                     --------------
      PAKISTAN 1.1%
      Fauji Fertilizer Co. Ltd.                                       Chemicals                        16,500                20,031
      Indus Motor Co. Ltd.                                           Automobiles                       47,750               110,945
                                                            Diversified Telecommunication
      Pakistan Telecommunications Corp., A                            Services                        418,200                87,009
                                                                                                                     --------------
                                                                                                                            217,985
                                                                                                                     --------------
      PANAMA 3.2%
      Banco Latinoamericano de Comercio Exterior SA               Commercial Banks                     13,170               183,063
      Copa Holdings SA                                                Airlines                          7,900               430,313
                                                                                                                     --------------
                                                                                                                            613,376
                                                                                                                     --------------
      PERU 2.5%
      Credicorp Ltd.                                              Commercial Banks                      6,100               469,822
                                                                                                                     --------------
      PHILIPPINES 3.0%
      Globe Telecom Inc.                                 Wireless Telecommunication Services            5,560               109,406
      Manila Water Co. Inc.                                        Water Utilities                    232,000                78,581
      Pepsi-Cola Products Philippines Inc.                            Beverages                     7,005,000               352,510

Templeton Global Investment Trust
Templeton Frontier Markets Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

      Universal Robina Corp.                                        Food Products                     124,900        $       43,648
                                                                                                                     --------------
                                                                                                                            584,145
                                                                                                                     --------------
      QATAR 5.6%
      Commercial Bank of Qatar                                    Commercial Banks                     14,525               245,291
      Doha Bank QSC                                               Commercial Banks                     11,111               143,092
      Qatar Electricity & Water Co.                                Multi-Utilities                      6,427               176,481
      Qatar National Bank                                         Commercial Banks                      9,427               383,888
                                                            Diversified Telecommunication
      Qatar Telecom QSC (Q-Tel)                                       Services                          3,020               120,079
                                                                                                                     --------------
                                                                                                                          1,068,831
                                                                                                                     --------------
      ROMANIA 1.9%
      BRD-Groupe Societe Generale                                 Commercial Banks                     38,280               168,082
  (a) SNP Petrom SA                                          Oil, Gas & Consumable Fuels            2,421,300               203,635
                                                                                                                     --------------
                                                                                                                            371,717
                                                                                                                     --------------
      SOUTH AFRICA 4.6%
  (a) Africa Cellular Towers Ltd.                                  Metals & Mining                    476,414                40,505
      MTN Group Ltd.                                     Wireless Telecommunication Services           53,400               849,644
                                                                                                                     --------------
                                                                                                                            890,149
                                                                                                                     --------------
      TUNISIA 0.2%
      Poulina Group Holding                                Diversified Financial Services               8,693                46,004
                                                                                                                     --------------
      UNITED ARAB EMIRATES 2.8%
      Air Arabia                                                      Airlines                        145,050                36,332
  (a) Aramex Co.                                               Air Freight & Logistics                179,674                76,802
      DP World Ltd.                                         Transportation Infrastructure             387,901               166,797
                                                              Real Estate Management &
  (a) Emaar Properties PJSC                                          Development                       49,142                51,645
      First Gulf Bank                                             Commercial Banks                     32,349               142,239
      National Bank of Abu Dhabi                                  Commercial Banks                     11,470                38,723
      Union National Bank                                         Commercial Banks                     32,242                28,090
                                                                                                                     --------------
                                                                                                                            540,628
                                                                                                                     --------------
      UNITED KINGDOM 4.1%
  (a) Gem Diamonds Ltd.                                            Metals & Mining                     78,980               293,034
      PZ Cussons PLC                                             Household Products                   112,000               489,175
                                                                                                                     --------------
                                                                                                                            782,209
                                                                                                                     --------------
      VIETNAM 4.7%
  (a) Bentre Aqua Product Import & Export JSC                       Food Products                      22,400                63,051
      Cat Loi JSC                                                      Tobacco                         48,000                65,476
  (a) Dong Phu Rubber JSC                                             Chemicals                        15,300                48,035
      Dry Cell Storage Battery JSC                              Electrical Equipment                    7,312                29,289
      Gemadept Corp.                                        Transportation Infrastructure              12,800                54,043
      Hoa An JSC                                               Construction Materials                  86,420               205,829
      Hoa Binh Rubber JSC                                             Chemicals                         4,490                 9,090
      Imexpharm Pharmaceutical JSC                                 Pharmaceuticals                      6,900                31,561
      North Kinhdo Food JSC                                         Food Products                       1,680                 3,501
      OPC Pharmaceutical JSC                                       Pharmaceuticals                      7,350                22,678
      Petrovietnam Fertilizer and Chemical JSC                        Chemicals                         3,180                 5,853
      Tan Tien Plastic Packaging JSC                           Containers & Packaging                  13,680                31,101
      Tay Ninh Rubber JSC                                             Chemicals                        15,040                47,219
      Vietnam Container Shipping JSC                                   Marine                          26,000               113,998
      Vietnam Dairy Products Co.                                    Food Products                      35,200               142,903
      Vietnam Superintendence & Inspection JSC                     Pharmaceuticals                     13,600                17,668
                                                                                                                     --------------
                                                                                                                            891,295
                                                                                                                     --------------
      ZAMBIA 1.5%
      Celtel Zambia Ltd.                                 Wireless Telecommunication Services        1,626,190               174,497
  (a) Zambeef Products PLC                                          Food Products                     170,110               113,627
                                                                                                                     --------------
                                                                                                                            288,124
                                                                                                                     --------------

Templeton Global Investment Trust
Templeton Frontier Markets Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

      ZIMBABWE 0.2%
(a,c) Delta Corp. Ltd.                                                Beverages                        60,240        $       30,120
                                                                                                                     --------------
      TOTAL COMMON STOCKS (COST $13,803,627)                                                                             16,794,454
                                                                                                                     --------------
      PREFERRED STOCKS (COST $29,904) 0.2%
      CROATIA 0.2%
      Adris Grupa d.d., pfd.                                           Tobacco                            881                44,771
                                                                                                                     --------------

                                                                                                PRINCIPAL (e)
                                                                                                   AMOUNT
                                                                                               --------------
      CONVERTIBLE BONDS (COST $752) 0.0%(d)
      OMAN 0.0%(d)
      Bank Muscat SAOG., cvt., 7.00%, 3/20/14                   Commercial Banks                          289 OMR               681
                                                                                                                     --------------
      TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $13,834,283)                                                 16,839,906
                                                                                                                     --------------

                                                                                                   SHARES
                                                                                               --------------
      SHORT TERM INVESTMENTS (COST $3,962,819) 20.7%
      MONEY MARKET FUNDS 20.7%
      UNITED STATES 20.7%
  (f) Institutional Fiduciary Trust Money Market
          Portfolio, 0.00%                                                                          3,962,819             3,962,819
                                                                                                                     --------------
      TOTAL INVESTMENTS (COST $17,797,102) 108.7%                                                                        20,802,725
      OTHER ASSETS, LESS LIABILITIES (8.7)%                                                                              (1,666,657)
                                                                                                                     --------------
      NET ASSETS 100.0%                                                                                              $   19,136,068
                                                                                                                     ==============

(a)  Non-income producing.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2009, the aggregate value of these securities was $918,033, representing 4.80% of net assets.

(c)  Security purchased on a delayed delivery basis.

(d)  Rounds to less than 0.1% of net assets.

(e)  The principal amount is stated in U.S. dollars unless otherwise indicated.


(f) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Global Investment Trust
Templeton Frontier Markets Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

CURRENCY ABBREVIATIONS

OMR   Omani Rial

PORTFOLIO ABBREVIATIONS

ADR   American Depository Receipt
GDR   Global Depository Receipt
SDR   Swedish Depository Receipt

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                      INDUSTRY                     SHARES                 VALUE
                                                       --------------------------------------  --------------        --------------
      COMMON STOCKS 45.1%
      AUSTRALIA 1.6%
      Billabong International Ltd.                        Textiles, Apparel & Luxury Goods            766,457        $    7,531,193
  (a) Billabong International Ltd., 144A                  Textiles, Apparel & Luxury Goods            121,643             1,195,262
      Brambles Ltd.                                        Commercial Services & Supplies           1,359,555             8,271,577
                                                                                                                     --------------
                                                                                                                         16,998,032
                                                                                                                     --------------
      AUSTRIA 0.3%
      Telekom Austria AG                               Diversified Telecommunication Services         235,270             3,350,934
                                                                                                                     --------------
      CHINA 1.0%
      China Telecom Corp. Ltd., H                      Diversified Telecommunication Services       8,370,000             3,497,530
      Travelsky Technology Ltd., H                                   IT Services                    7,139,000             7,209,251
                                                                                                                     --------------
                                                                                                                         10,706,781
                                                                                                                     --------------
      EGYPT 0.5%
      Egyptian Mobile Services                           Wireless Telecommunication Services          119,135             5,234,577
                                                                                                                     --------------
      FRANCE 4.4%
      AXA SA                                                          Insurance                       258,840             6,128,344
      France Telecom SA                                Diversified Telecommunication Services         356,320             8,890,246
      Sanofi-Aventis                                               Pharmaceuticals                    124,730             9,830,675
      Total SA, B                                            Oil, Gas & Consumable Fuels              135,250             8,713,131
      Vivendi SA                                                        Media                         402,294            11,975,087
                                                                                                                     --------------
                                                                                                                         45,537,483
                                                                                                                     --------------
      GERMANY 4.6%
      Bayerische Motoren Werke AG                                    Automobiles                      122,220             5,598,458
      Deutsche Post AG                                         Air Freight & Logistics                265,540             5,150,453
      MAN SE                                                          Machinery                       109,830             8,547,843
      Muenchener Rueckversicherungs-Gesellschaft AG                   Insurance                        58,050             9,046,626
      SAP AG                                                          Software                         90,370             4,279,234
      Siemens AG                                              Industrial Conglomerates                167,810            15,462,423
                                                                                                                     --------------
                                                                                                                         48,085,037
                                                                                                                     --------------
      HONG KONG 2.5%
  (a) Champion REIT, 144A                               Real Estate Investment Trusts (REITs)      10,328,000             4,395,631
      Hopewell Holdings Ltd.                                  Real Estate Management &
                                                                     Development                    2,182,000             7,063,492
      Hutchison Whampoa Ltd.                                  Industrial Conglomerates              1,173,000             8,078,492
      Yue Yuen Industrial Holdings Ltd.                   Textiles, Apparel & Luxury Goods          2,072,000             6,012,613
                                                                                                                     --------------
                                                                                                                         25,550,228
                                                                                                                     --------------
      IRELAND 0.9%
      CRH PLC                                                  Construction Materials                 352,450             9,590,822
                                                                                                                     --------------
      ITALY 1.5%
      Eni SpA                                                Oil, Gas & Consumable Fuels              162,823             4,148,699
  (b) Intesa Sanpaolo SpA                                         Commercial Banks                    819,279             3,694,185
  (b) UniCredit SpA                                               Commercial Banks                  2,229,137             7,474,679
                                                                                                                     --------------
                                                                                                                         15,317,563
                                                                                                                     --------------
      JAPAN 0.9%
      Nintendo Co. Ltd.                                               Software                         21,600             5,120,069
      Toyota Motor Corp.                                             Automobiles                       99,200             4,139,557
                                                                                                                     --------------
                                                                                                                          9,259,626
                                                                                                                     --------------
      NETHERLANDS 1.0%
  (b) ING Groep NV                                         Diversified Financial Services           1,059,240            10,462,119
                                                                                                                     --------------
      NORWAY 0.9%
      Statoil ASA                                            Oil, Gas & Consumable Fuels              373,890             9,340,155
                                                                                                                     --------------
      RUSSIA 0.2%
      Mobile TeleSystems, ADR                            Wireless Telecommunication Services           50,890             2,488,012
                                                                                                                     --------------
      SINGAPORE 1.1%
      Singapore Telecommunications Ltd.                Diversified Telecommunication Services       5,071,999            11,222,993
                                                                                                                     --------------

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

      SOUTH AFRICA 0.5%
      Massmart Holdings Ltd.                                  Food & Staples Retailing                386,016        $    4,657,197
                                                                                                                     --------------
      SOUTH KOREA 0.6%
      KB Financial Group Inc.                                     Commercial Banks                    111,405             5,703,646
                                                                                                                     --------------
      SPAIN 1.2%
      Telefonica SA                                    Diversified Telecommunication Services         453,408            12,669,083
                                                                                                                     --------------
      SWITZERLAND 3.4%
      Adecco SA                                                 Professional Services                 193,227            10,649,278
      Novartis AG                                                  Pharmaceuticals                    187,960            10,259,132
      Roche Holding AG                                             Pharmaceuticals                     60,130            10,211,905
      Vontobel Holding AG                                          Capital Markets                    135,360             3,864,066
                                                                                                                     --------------
                                                                                                                         34,984,381
                                                                                                                     --------------
      TAIWAN 1.9%
      Compal Electronics Inc.                                  Computers & Peripherals             11,005,902            15,258,260
      Taiwan Semiconductor Manufacturing Co. Ltd.          Semiconductors & Semiconductor
                                                                      Equipment                     2,087,384             4,208,699
                                                                                                                     --------------
                                                                                                                         19,466,959
                                                                                                                     --------------
      UNITED KINGDOM 8.7%
      Aviva PLC                                                       Insurance                       696,500             4,466,336
      BP PLC                                                 Oil, Gas & Consumable Fuels              750,055             7,277,639
      GlaxoSmithKline PLC                                          Pharmaceuticals                    412,086             8,782,881
      Hays PLC                                                  Professional Services               2,749,230             4,600,559
      HSBC Holdings PLC                                           Commercial Banks                    853,495             9,840,780
      Kingfisher PLC                                              Specialty Retail                  3,135,973            11,619,983
      Royal Dutch Shell PLC, B                               Oil, Gas & Consumable Fuels              489,646            14,327,166
      The Sage Group PLC                                              Software                      2,580,790             9,191,810
      Tesco PLC                                               Food & Staples Retailing                759,641             5,245,468
      Vodafone Group PLC                                 Wireless Telecommunication Services        6,282,301            14,566,717
                                                                                                                     --------------
                                                                                                                         89,919,339
                                                                                                                     --------------
      UNITED STATES 7.4%
      Abbott Laboratories                                          Pharmaceuticals                    130,710             7,057,033
      Bank of America Corp.                                Diversified Financial Services             119,240             1,795,754
      Bristol-Myers Squibb Co.                                     Pharmaceuticals                    165,320             4,174,330
      General Electric Co.                                    Industrial Conglomerates                604,970             9,153,196
      The Home Depot Inc.                                         Specialty Retail                    365,100            10,562,343
      JPMorgan Chase & Co.                                 Diversified Financial Services             173,536             7,231,245
      Merck & Co. Inc.                                             Pharmaceuticals                    286,806            10,479,891
      Microsoft Corp.                                                 Software                        401,010            12,226,795
      Pfizer Inc.                                                  Pharmaceuticals                    193,982             3,528,533
      United Parcel Service Inc., B                            Air Freight & Logistics                173,710             9,965,743
                                                                                                                     --------------
                                                                                                                         76,174,863
                                                                                                                     --------------
      TOTAL COMMON STOCKS (COST $500,252,430)                                                                           466,719,830
                                                                                                                     --------------
      EQUITY-LINKED SECURITIES 3.5%
      UNITED STATES 3.5%
  (a) The Goldman Sachs Group Inc. into Accenture
         Ltd., 9.50%, 144A                                           IT Services                      280,720            11,943,738
  (a) The Goldman Sachs Group Inc. into Comcast
         Corp., 8.10%, 144A                                             Media                         299,492             4,887,260
  (a) The Goldman Sachs Group Inc. into Dell Inc.,
         6.00%, 144A                                           Computers & Peripherals                325,692             4,773,244
  (a) The Goldman Sachs Group Inc. into News Corp.,
         5.00%, 144A                                                    Media                         508,906             7,024,887
  (a) The Goldman Sachs Group Inc. into Techtronic
         Industries Co. Ltd., 5.25%, 144A                        Household Durables                   390,240             2,598,281
  (a) Morgan Stanley into Oracle Corp., 5.50%, 144A                   Software                        201,629             4,916,663
                                                                                                                     --------------
      TOTAL EQUITY-LINKED SECURITIES (COST $30,280,274)                                                                  36,144,073
                                                                                                                     --------------

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

      CONVERTIBLE PREFERRED STOCKS (COST $3,955,000) 0.6%
      BRAZIL 0.6%
      Vale Capital II, 6.50%, cvt. pfd.                            Metals & Mining                     79,100        $    6,543,108
                                                                                                                     --------------
      PREFERRED STOCKS (COST $7,592,477) 1.1%
      BRAZIL 1.1%
      Vale SA, ADR, pfd., A                                        Metals & Mining                    466,860            11,587,465
                                                                                                                     --------------

                                                                                                  PRINCIPAL
                                                                                                  AMOUNT(d)
                                                                                               --------------
  (C) SENIOR FLOATING RATE INTERESTS 6.0%
      GERMANY 0.0%(e)
      Fresenius Medical Care Holdings Inc., Term
         Loan B, 1.626% - 1.659%, 3/31/13                 Health Care Providers & Services            402,337               387,853
                                                                                                                     --------------
      NETHERLANDS 0.2%
  (f) Hexion Specialty Chemicals BV, Term Loan C-2,
         2.563%, 5/03/13                                              Chemicals                       705,111               616,972
      UPC Financing Partnership,
         Term Loan N, 1.985%, 12/31/14                                  Media                         648,288               608,985
         Term Loan T, 3.735%, 12/31/16                                  Media                         351,712               342,524
                                                                                                                     --------------
                                                                                                                          1,568,481
                                                                                                                     --------------
      UNITED STATES 5.8%
      Affiliated Computer Services Inc., Additional
         Term Loan, 2.231% - 2.234%, 3/20/13                         IT Services                      280,691               279,170
      ARAMARK Corp.,
         Synthetic L/C, 2.13%, 1/26/14                     Commercial Services & Supplies              93,794                89,163
         Term Loan B, 2.126%, 1/26/14                      Commercial Services & Supplies           1,426,201             1,355,783
      Ashland Inc., Term Loan B, 7.65%, 5/13/14                       Chemicals                       468,116               475,957
      Celanese U.S. Holdings LLC, Dollar Term Loan,
         2.037%, 4/02/14                                              Chemicals                     2,036,378             1,936,821
      Cinemark USA Inc., Term Loan, 1.99% - 2.04%,
         10/05/13                                                       Media                         320,375               305,844
      Community Health Systems Inc.,
         Delayed Draw Term Loan, 2.506%, 7/25/14          Health Care Providers & Services            126,627               119,697
         Term Loan, 2.506%, 7/25/14                       Health Care Providers & Services          2,476,961             2,341,416
  (f) Conseco Inc., Term Loan, 7.50%, 10/10/13                        Insurance                     1,471,695             1,396,884
      Constellation Brands Inc., Term Loan B, 1.75%,
         6/05/13                                                      Beverages                       165,472               160,219
      CSC Holdings Inc. (Cablevision), Incremental
         Term Loan B-2, 2.004% - 2.046%, 3/29/16                        Media                       1,151,274             1,128,488
      DaVita Inc., Term Loan B-1, 1.74% - 1.79%,
         10/05/12                                         Health Care Providers & Services            428,939               417,382
      Dean Foods Co., Term Loan B, 1.615% - 1.635%,
         4/02/14                                                    Food Products                     429,493               410,319
      Del Monte Foods Co., Term Loan B, 1.732% -
         1.781%, 2/08/12                                            Food Products                      78,001                77,611
      DIRECTV Holdings LLC, Term Loan B, 1.731%,
         4/13/13                                                        Media                         208,221               203,764
      Discovery Communications Inc., Term Loan B,
         2.251%, 5/14/14                                                Media                         203,339               198,891
      DJO Finance LLC, Term Loan B, 3.231%, 5/20/14       Health Care Equipment & Supplies          1,152,588             1,089,916
      Dollar General Corp., Tranche B-1 Term Loan,
         2.981% - 3.031%, 7/07/14                                 Multiline Retail                  1,010,223               978,401
      Duratek Inc. (EnergySolutions), Term Loan B,
         4.01%, 6/07/13                                    Commercial Services & Supplies             142,170               139,149
      Education Management LLC, Term Loan C, 2.063%,
         6/01/13                                            Diversified Consumer Services           1,450,531             1,365,614
      EnergySolutions LLC,
         Synthetic A Deposit, 3.99%, 6/07/13               Commercial Services & Supplies              20,436                19,874
         Synthetic L/C, 3.99%, 6/07/13                     Commercial Services & Supplies              21,118                20,537
         Term Loan B, 4.01%, 6/07/13                       Commercial Services & Supplies             296,326               290,030
  (g) EnviroSolutions Inc., Initial Term Loan, PIK,
         12.00%, 7/07/12                                   Commercial Services & Supplies           2,635,141             1,950,004
      Federal-Mogul Corp.,
         Term Loan B, 2.168%, 12/27/14                             Auto Components                  2,039,515             1,718,291
  (f)    Term Loan C, 2.168%, 12/27/15                             Auto Components                  3,448,855             2,905,660
      Georgia-Pacific LLC,
      Term Loan B, 2.251% - 2.256%, 12/20/12                   Paper & Forest Products                559,560               541,934
      Term Loan C, 3.481% - 3.506%, 12/23/14                   Paper & Forest Products                538,077               536,867
      Green Valley Ranch Gaming LLC, Term Loan B,
         2.251% - 2.284%, 2/16/14                           Hotels, Restaurants & Leisure               1,414                   988
      HCA Inc., Term Loan B-1, 2.501%, 11/18/13           Health Care Providers & Services          3,120,362             2,986,577

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

  (f) Hexion Specialty Chemicals Inc., Term Loan
         C-1, 2.563%, 5/03/13                                         Chemicals                     3,250,946        $     2,844,577
      Intelsat Corp. (Panamsat),
         Incremental Term Loan B-2-A, 2.735%, 1/03/14    Wireless Telecommunication Services           44,371                 41,924
         Incremental Term Loan B-2-B, 2.735%, 1/03/14    Wireless Telecommunication Services           44,358                 41,911
         Incremental Term Loan B-2-C, 2.735%, 1/03/14    Wireless Telecommunication Services           44,358                 41,911
         Tranche B-2-A, 2.735%, 1/03/14                  Wireless Telecommunication Services          405,905                383,517
         Tranche B-2-B, 2.735%, 1/03/14                  Wireless Telecommunication Services          405,781                383,400
         Tranche B-2-C, 2.735%, 1/03/14                  Wireless Telecommunication Services          405,781                383,400
      Jarden Corp., Term Loan B4, 3.501%, 1/26/15                Household Durables                   711,611                706,096
      Jostens IH Corp. (Visant Holding Corp.), Term
         Loan C, 2.235%, 10/04/11                                  Auto Components                  1,139,343              1,116,271
(g,h) Kuilima Resort Co. (Turtle Bay), First Lien
         Term Loan, PIK, 9.00%, 9/30/10                     Hotels, Restaurants & Leisure          10,807,911              3,152,311
      Lender Processing Services Inc., Term Loan B,
         2.731%, 7/02/14                                            IT Services                      306,221                304,116
      LifePoint Hospitals Inc., Term Loan B, 1.887%,
         4/15/12                                           Health Care Providers & Services         1,006,693                977,960
  (h) Metro-Goldwyn-Mayer Inc., Term Loan B, 20.50%,
         4/08/12                                                        Media                       3,969,601              2,567,483
      Mylan Inc., Term Loan B, 3.50% - 3.563%,
         10/02/14                                                  Pharmaceuticals                    183,947                180,188
      Nalco Co., Term Loan, 6.50%, 5/13/16                            Chemicals                       325,496                330,622
      Novelis Corp., U.S. Term Loan, 2.24% - 2.26%,
         7/07/14                                                   Metals & Mining                    596,950                547,276
      NRG Energy Inc.,                                      Independent Power Producers &
         Credit Link, 2.001%, 2/01/13                              Energy Traders                     547,154                521,916
                                                            Independent Power Producers &
         Term Loan, 1.981% - 2.001%, 2/01/13                       Energy Traders                     930,325                887,414
      NTELOS Inc., Term Loan B, 5.75%, 8/07/15         Diversified Telecommunication Services         342,949                345,950
      Penn National Gaming Inc., Term Loan B, 1.98% -
         2.03%, 10/03/12                                    Hotels, Restaurants & Leisure             891,576                865,525
  (f) R.H. Donnelley Inc.,
         Term Loan D-1, 6.00%, 6/30/11                                  Media                       1,297,747              1,192,305
         Term Loan D-2, 6.75%, 6/30/11                                  Media                       1,132,483              1,039,619
      RBS Global Inc. (Rexnord),
      Incremental Tranche B-2, 2.50%, 7/22/13                         Machinery                       202,882                188,342
      Tranche B-1 Term Loan B, 2.75% - 2.813%,
         7/22/13                                                      Machinery                     1,029,244                971,992
      Regal Cinemas Corp., Term Loan, 4.001%,
         10/27/13                                                       Media                         366,082                365,548
      Rockwood Specialties Group Inc., Term Loan H,
          6.00%, 5/15/14                                              Chemicals                     1,716,431              1,737,886
      SunGard Data Systems Inc., Tranche A U.S. Term
         Loan, 1.985%, 2/28/14                                       IT Services                      444,903                421,893
      SUPERVALU Inc., Term Loan B, 1.531%, 6/02/12            Food & Staples Retailing                787,642                759,043
  (f) Texas Competitive Electric Holdings Co. LLC,          Independent Power Producers &
          Term Loan B-2, 3.735% - 3.751%, 10/10/14                 Energy Traders                   4,393,653              3,589,066
      TransDigm Inc., Term Loan B, 2.249%, 6/23/13               Aerospace & Defense                  623,985                600,363
(f,h) Tribune Co., Incremental Term Loan, 5/14/14                       Media                       4,595,154              2,383,736
      Univision Communications Inc., Initial Term
         Loan, 2.501%, 9/29/14                                          Media                       4,007,916              3,496,906
      Windstream Corp., Tranche B-2 Term Loan, 3.04%,
         12/17/15                                      Diversified Telecommunication Services         400,804                391,858
      Wm. Wrigley Jr. Co.,
         Term Loan B1, 3.063%, 12/17/12                       Food & Staples Retailing                358,365                358,717
         Term Loan B2, 3.313%, 10/06/14                       Food & Staples Retailing                501,711                503,025
                                                                                                                     ---------------
                                                                                                                          60,065,318
                                                                                                                     ---------------
      TOTAL SENIOR FLOATING RATE INTERESTS (COST
         $61,972,084)                                                                                                     62,021,652
                                                                                                                     ---------------
      CORPORATE BONDS AND NOTES 14.6%
      BERMUDA 0.1%
      Intelsat Subsidiary Holding Co. Ltd., senior
         note, 8.50%, 1/15/13                          Diversified Telecommunication Services       1,100,000              1,127,500
                                                                                                                     ---------------
      CANADA 0.3%
      Canadian Natural Resources Ltd., 5.90%, 2/01/18         Oil, Gas & Consumable Fuels      $    1,000,000              1,076,440
      Novelis Inc., senior note,
      7.25%, 2/15/15                                                Metals & Mining                   100,000                 95,750
  (a) 144A, 11.50%, 2/15/15                                         Metals & Mining                   200,000                215,250

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

  (a) OPTI Canada Inc., senior secured note, 144A,
         9.00%, 12/15/12                                     Oil, Gas & Consumable Fuels              300,000        $       308,250
      Quebecor Media Inc., senior note, 7.75%,
         3/15/16                                                        Media                       1,100,000              1,102,750
      Teck Resources Ltd., senior secured note,
         10.75%, 5/15/19                                           Metals & Mining                    600,000                720,000
                                                                                                                     ---------------
                                                                                                                           3,518,440
                                                                                                                     ---------------
      FRANCE 0.1%
  (a) Compagnie Generale de Geophysique-Veritas,
         senior note, 144A, 9.50%, 5/15/16                   Energy Equipment & Services              800,000                835,936
                                                                                                                     ---------------
      GERMANY 0.1%
      FMC Finance III SA, senior note, 6.875%,
         7/15/17                                          Health Care Providers & Services            350,000                349,125
      Fresenius Medical Care Capital Trust IV,
         7.875%, 6/15/11                                  Health Care Providers & Services            250,000                260,312
  (a) Fresenius US Finance II, senior note, 144A,
         9.00%, 7/15/15                                   Health Care Providers & Services            300,000                331,500
  (a) UPC Germany GmbH, senior note, 144A, 9.625%,
         12/01/19                                                       Media                         300,000 EUR            435,877
                                                                                                                     ---------------
                                                                                                                           1,376,814
                                                                                                                     ---------------
      INDIA 0.2%
  (a) ICICI Bank Ltd., 144A, 6.625%, 10/03/12                     Commercial Banks                  1,500,000              1,574,902
                                                                                                                     ---------------
      ITALY 0.2%
      Telecom Italia Capital SA, senior note, 4.95%,
         9/30/14                                       Diversified Telecommunication Services       1,000,000              1,036,253
  (a) Wind Acquisition Finance SA, senior note, 144A,
         11.75%, 7/15/17                               Diversified Telecommunication Services         700,000                764,750
(a,g) Wind Acquisition Holding, senior note, 144A,
         PIK, 12.25%, 7/15/17                              Diversified Financial Services             300,000 EUR            410,468
                                                                                                                     ---------------
                                                                                                                           2,211,471
                                                                                                                     ---------------
      JAMAICA 0.1%
  (a) Digicel Group Ltd., senior note, 144A, 8.875%,
         1/15/15                                         Wireless Telecommunication Services        1,000,000                983,750
                                                                                                                     ---------------
      KAZAKHSTAN 0.9%
      HSBK (Europe) BV,
  (a)    144A, 7.25%, 5/03/17                                     Commercial Banks                    800,000                736,000
  (i)    Reg S, 7.25%, 5/03/17                                    Commercial Banks                  4,300,000              3,911,495
  (a) Kazmunaigaz Finance Sub BV, 144A, 9.125%,
         7/02/18                                             Oil, Gas & Consumable Fuels            4,100,000              4,571,500
                                                                                                                     ---------------
                                                                                                                           9,218,995
                                                                                                                     ---------------
      LUXEMBOURG 0.1%
      Millicom International Cellular SA, senior
         note, 10.00%, 12/01/13                          Wireless Telecommunication Services          800,000                832,000
                                                                                                                     ---------------
      NETHERLANDS 0.1%
  (a) Intergen NV, senior secured note, 144A, 9.00%,
         6/30/17                                                    Gas Utilities                     500,000                523,750
  (a) UPC Holding BV, senior note, 144A, 9.875%,
         4/15/18                                                        Media                         200,000                204,730
                                                                                                                     ---------------
                                                                                                                             728,480
                                                                                                                     ---------------
      POLAND 0.1%
  (a) TVN Finance Corp. PLC, senior note, 144A,
         10.75%, 11/15/17                                  Diversified Financial Services             600,000 EUR            895,372
                                                                                                                     ---------------
      RUSSIA 0.9%
  (i) Alfa MTN Markets Ltd. for ABH Financial Ltd.,
         Reg S, 8.20%, 6/25/12                                     Commercial Banks                   495,000                498,094
  (a) Gazprom, secured note, 144A, 7.51%, 7/31/13            Oil, Gas & Consumable Fuels            6,600,000              6,936,956
  (a) LUKOIL International Finance BV, 144A, 6.656%,
         6/07/22                                             Oil, Gas & Consumable Fuels            2,000,000              1,915,000
                                                                                                                     ---------------
                                                                                                                           9,350,050
                                                                                                                     ---------------
      SOUTH AFRICA 0.1%
(a,c) Edcon Holdings, 144A, FRN, 6.214%, 6/15/15                  Specialty Retail                    500,000 EUR            372,177
(c,i) Edcon Proprietary Ltd., senior secured note,
          Reg S, FRN, 3.964%, 6/15/14                             Specialty Retail                    800,000 EUR            742,064
                                                                                                                     ---------------
                                                                                                                           1,114,241
                                                                                                                     ---------------
      SWEDEN 0.1%
      Svensk Exportkredit AB, senior note, 7.625%,
         6/30/14                                                  Commercial Banks                  1,115,000 NZD            860,739
                                                                                                                     ---------------
      SWITZERLAND 0.1%
  (a) Petroplus Finance Ltd., senior note, 144A,
         6.75%, 5/01/14                                      Oil, Gas & Consumable Fuels              800,000                750,144
                                                                                                                     ---------------

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

      UNITED KINGDOM 0.3%
  (a) British Sky Broadcasting Group PLC, senior
         note, 144A, 6.10%, 2/15/18                                       Media                $    1,000,000        $     1,061,035
  (a) Ceva Group PLC, senior secured note, 144A,
         10.00%, 9/01/14                                         Air Freight & Logistics              700,000                658,343
         11.625%, 10/01/16                                       Air Freight & Logistics              200,000                206,250
  (a) Expro Finance Luxembourg, senior secured note,
         144A, 8.50%, 12/15/16                                 Energy Equipment & Services            800,000                787,360
  (a) Ineos Group Holdings PLC, senior secured note,
         144A, 8.50%, 2/15/16                                        Chemicals                        800,000                542,000
  (a) Infinis PLC, senior note, 144A, 9.125%, 12/15/14      Independent Power Producers &
                                                                  Energy Traders                      200,000 GBP            331,433
                                                                                                                     ---------------
                                                                                                                           3,586,421
                                                                                                                     ---------------
      UNITED STATES 10.8%
  (a) Advanced Micro Devices Inc., senior note, 144A,
         8.125%,                                             Semiconductors & Semiconductor
         12/15/17                                                    Equipment                        200,000                200,250
      The AES Corp., senior note, 8.00%, 10/15/17          Independent Power Producers &            1,000,000              1,031,250
                                                                  Energy Traders
  (a) Alliance One International Inc., senior note,
         144A, 10.00%, 7/15/16                                        Tobacco                         200,000                211,000
  (a) Allison Transmission Inc., senior note, 144A,
         11.00%, 11/01/15                                            Machinery                      1,000,000              1,055,000
      Altria Group Inc., senior bond, 9.25%, 8/06/19                  Tobacco                         600,000                732,396
      Ameren Corp., senior note, 8.875%, 5/15/14                  Multi-Utilities                     800,000                899,399
  (a) American Axle & Manufacturing Holdings Inc.,
         senior secured note, 144A, 1/15/17                       Auto Components                     200,000                204,000
  (a) Antero Resources Finance, senior note, 144A,
         9.375%, 12/01/17                                   Oil, Gas & Consumable Fuels               400,000                410,000
      ARAMARK Corp., senior note, 8.50%, 2/01/15          Commercial Services & Supplies            1,100,000              1,138,500
  (a) Arch Coal Inc., senior note, 144A, 8.75%,
         8/01/16                                            Oil, Gas & Consumable Fuels               100,000                106,250
      Ball Corp., senior note,
         7.125%, 9/01/16                                      Containers & Packaging                  100,000                103,000
         7.375%, 9/01/19                                      Containers & Packaging                  100,000                103,250
  (j) Bank of America Corp., pfd., sub. bond, M,
         8.125%, Perpetual                                Diversified Financial Services            2,000,000              1,927,980
      Berry Petroleum Co., senior note, 10.25%,
         6/01/14                                            Oil, Gas & Consumable Fuels               700,000                764,750
  (a) Cablevision Systems Corp., senior note,
         144A, 8.625%, 9/15/17                                         Media                          300,000                313,875
  (a) Cargill Inc., 144A, 6.00%, 11/27/17                          Food Products                    1,000,000              1,067,514
      Case New Holland Inc., senior note, 7.125%,
         3/01/14                                                     Machinery                        800,000                816,000
  (a) Casella Waste Systems Inc., senior secured
         note, 144A, 11.00%, 7/15/14                        Commercial Services & Supplies            800,000                870,000
  (a) CC Holdings GS V LLC, senior secured note,
         144A, 7.75%, 5/01/17                             Wireless Telecommunication Services         100,000                107,000
  (a) CCH II LLC/CCH II Capital Corp., senior
         note, 144A, 13.50%, 12/02/16                                  Media                          733,378                859,886
  (a) CEDC Finance Corp. International Inc.,
         senior secured note, 144A, 9.125%, 12/01/16                 Beverages                        400,000                414,000
      CenterPoint Energy Inc., senior note, 6.125%,
         11/01/17                                                 Multi-Utilities                   1,000,000              1,034,828
      Chesapeake Energy Corp., senior note,
         7.625%, 7/15/13                                    Oil, Gas & Consumable Fuels                50,000                 52,625
         6.25%, 1/15/18                                     Oil, Gas & Consumable Fuels             1,550,000              1,495,750
      Citigroup Inc., sub. note, 5.00%, 9/15/14           Diversified Financial Services            1,000,000                965,016
  (a) Clear Channel Worldwide Holdings Inc.,
         senior note, 144A,
         9.25%, 12/15/17                                               Media                          100,000                102,500
         9.25%, 12/15/17                                               Media                          400,000                414,000
      CMS Energy Corp., senior note, 8.75%, 6/15/19               Multi-Utilities                     500,000                549,771
      Comcast Corp., senior note, 6.30%, 11/15/17                      Media                        1,000,000              1,095,928
      Concho Resources Inc., senior note, 8.625%,
         10/01/17                                           Oil, Gas & Consumable Fuels               300,000                316,500
      Copano Energy LLC, senior note, 8.125%, 3/01/16       Oil, Gas & Consumable Fuels             1,000,000              1,015,000
  (a) Cott Beverages Inc., senior note, 144A,
         8.375%, 11/15/17                                            Beverages                        400,000                414,000
      Crown Americas Inc., senior note, 7.75%,
         11/15/15                                             Containers & Packaging                  900,000                936,000
      Crown Castle International Corp., senior note,
         9.00%, 1/15/15                                   Wireless Telecommunication Services         800,000                856,000
      CSC Holdings Inc., senior deb., 7.625%, 7/15/18                  Media                          600,000                621,000
  (a) Delta Air Lines Inc., senior secured note,
         144A, 9.50%, 9/15/14                                        Airlines                         300,000                313,500

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

(h,k) Dex Media Inc.,
         senior disc. note, 9.00%, 11/15/13                             Media                  $      700,000        $      180,250
         senior note, B, 8.00%, 11/15/13                                Media                       1,300,000               334,750
(h,k) Dex Media West Finance, senior sub. note,
         9.875%, 8/15/13                                                Media                         150,000                47,625
 (a)  Dole Food Co. Inc., senior note, 144A, 13.875%,
         3/15/14                                                    Food Products                     506,000               610,995
      Dollar General Corp., senior note, 10.625%,
         7/15/15                                                  Multiline Retail                    816,000               907,800
      Duane Reade Inc., senior secured note, 11.75%,
         8/01/15                                              Food & Staples Retailing                400,000               436,000
      Dynegy Holdings Inc., senior note,
         7.50%, 6/01/15                                     Independent Power Producers &             500,000               470,000
                                                                   Energy Traders
         8.375%, 5/01/16                                    Independent Power Producers &             500,000               477,500
                                                                   Energy Traders
      EchoStar DBS Corp., senior note, 7.125%,
         2/01/16                                                        Media                       1,100,000             1,128,875
      Edison Mission Energy, senior note, 7.00%,
         5/15/17                                                 Electric Utilities                   500,000               397,500
  (c) Enterprise Products Operating LLC, junior sub
         note, FRN, 7.034%, 1/15/68                          Oil, Gas & Consumable Fuels              800,000               735,092
(a,k) FelCor Lodging Trust Inc., senior secured note,
         144A, 10.00%, 10/01/14                         Real Estate Investment Trusts (REITs)         900,000               912,375
(a,h) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15        Hotels, Restaurants & Leisure           1,000,000                15,000
      Ford Motor Credit Co. LLC, senior note,
         9.875%, 8/10/11                                             Automobiles                      850,000               892,500
         7.50%, 8/01/12                                              Automobiles                      500,000               504,520
      Forest City Enterprises Inc., senior note,
         7.625%, 6/01/15                                      Real Estate Management &                550,000               495,000
                                                                     Development
      Freeport-McMoRan Copper & Gold Inc., senior
         note, 8.375%, 4/01/17                                     Metals & Mining                    200,000               219,300
      Freescale Semiconductor Inc., senior note,
         8.875%,                                           Semiconductors & Semiconductor           1,000,000               922,500
         12/15/14                                                     Equipment
      General Electric Capital Corp., senior note,
         A, 8.50%, 4/06/18                                Diversified Financial Services          109,000,000 MXN        7,550,903
  (a) General Maritime Corp., senior note, 144A,
         12.00%, 11/15/17                                    Oil, Gas & Consumable Fuels              600,000               627,750
  (a) GMAC LLC, senior note, 144A,
         7.25%, 3/02/11                                           Consumer Finance                  1,108,000             1,108,000
         6.875%, 8/28/12                                          Consumer Finance                    158,000               156,420
      The Goldman Sachs Group Inc., sub. note, 6.75%,
         10/01/37                                                  Capital Markets                  2,000,000             2,062,298
      Greenbrier Cos. Inc., senior note, 8.375%,
         5/15/15                                                      Machinery                       300,000               249,375
      Hanesbrands Inc., senior note, 8.00%, 12/15/16      Textiles, Apparel & Luxury Goods            200,000               204,750
  (a) Harrah's Operating Co. Inc., senior secured
         note, 144A, 11.25%, 6/01/17                        Hotels, Restaurants & Leisure             200,000               210,250
  (a) Harrah's Operating Escrow, senior secured note,
         144A, 11.25%, 6/01/17                               Hotels, Restaurants & Leisure            800,000                841,000
      HCA Inc.,
         senior note, 6.50%, 2/15/16                      Health Care Providers & Services          1,100,000             1,050,500
         senior secured note, 9.125%, 11/15/14            Health Care Providers & Services            500,000               528,750
  (a) Holly Corp., senior note, 144A, 9.875%, 6/15/17        Oil, Gas & Consumable Fuels              300,000               317,250
  (a) Host Hotels & Resorts LP, senior note, 144A,
         9.00%, 5/15/17                                               Chemicals                       800,000               869,000
      Huntsman International LLC,
  (a)    senior note, 144A, 5.50%, 6/30/16                            Chemicals                       400,000               357,000
         senior sub. note, 7.875%, 11/15/14                           Chemicals                       250,000               245,625
      Jabil Circuit Inc., senior note, 7.75%, 7/15/16    Electronic Equipment, Instruments &          400,000               422,000
                                                                     Components
      Jarden Corp., senior sub. note, 7.50%, 5/01/17             Household Durables                 1,000,000             1,002,500
  (a) JBS USA LLC, senior note, 144A, 11.625%,
         5/01/14                                                    Food Products                     800,000               918,000
(a,g) JohnsonDiversey Holdings Inc., senior note,
         144A, PIK, 10.50%, 5/15/20                             Professional Services                 600,000               606,000
      Jostens IH Corp., senior sub. note, 7.625%,
         10/01/12                                                Household Durables                 1,000,000             1,010,000
      JPMorgan Chase Capital XXII, sub. bond, 6.45%,
         2/02/37                                                   Capital Markets                  2,000,000             1,841,050
      KB Home, senior note, 6.25%, 6/15/15                       Household Durables                   700,000               656,250
      The Kroger Co., 6.15%, 1/15/20                          Food & Staples Retailing              1,000,000             1,072,264
      Lamar Media Corp., senior sub. note,
         7.25%, 1/01/13                                                 Media                         100,000               100,250
         6.625%, 8/15/15                                                Media                         550,000               536,250
         B, 6.625%, 8/15/15                                             Media                         450,000               434,250
  (h) Lehman Brothers Holdings Inc., senior note,
         6.20%, 9/26/14                                            Capital Markets                  1,000,000               200,000
      Liberty Media Corp., senior note, 5.70%,
         5/15/13                                                        Media                       1,100,000             1,053,250
  (a) MacDermid Inc., senior sub. note, 144A, 9.50%,
         4/15/17                                                      Chemicals                     1,100,000             1,105,500

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

      Mariner Energy Inc., senior note, 7.50%,
         4/15/13                                            Oil, Gas & Consumable Fuels             1,000,000        $    1,000,000
      MarkWest Energy Partners LP, senior note,
         6.875%, 11/01/14                                   Oil, Gas & Consumable Fuels             1,000,000               960,000
         8.75%, 4/15/18                                     Oil, Gas & Consumable Fuels               100,000               103,500
      Merrill Lynch & Co. Inc., senior note, 6.40%,
         8/28/17                                           Diversified Financial Services           2,000,000             2,098,558
  (c) MetLife Inc., junior sub. note, FRN, 6.40%,
         12/15/66                                                    Insurance                 $    2,000,000             1,780,000
      MetroPCS Wireless Inc., senior note, 9.25%,
         11/01/14                                       Wireless Telecommunication Services         1,100,000             1,119,250
      MGM MIRAGE, senior note,
         6.625%, 7/15/15                                   Hotels, Restaurants & Leisure              600,000               469,500
         7.50%, 6/01/16                                    Hotels, Restaurants & Leisure              400,000               314,000
      Michaels Stores Inc., senior note, 10.00%,
         11/01/14                                                 Specialty Retail                  1,600,000             1,664,000
      Morgan Stanley, senior note, 6.00%, 4/28/15                 Capital Markets                   2,000,000             2,132,868
      Nalco Co., senior sub. note, 8.875%, 11/15/13                  Chemicals                      1,000,000             1,035,000
      NewPage Corp., senior secured note,
         10.00%, 5/01/12                                      Paper & Forest Products                 400,000               288,000
      (a) 144A, 11.375%, 12/31/14                             Paper & Forest Products                 700,000               710,500
  (a) Norcraft Cos. LP, senior secured note, 144A,
         10.50%, 12/15/15                                        Household Durables                   300,000               309,000
  (a) Norwegian Cruise Line Ltd., senior secured
         note, 144A, 11.75%, 11/15/16                      Hotels, Restaurants & Leisure              900,000               886,500
      NRG Energy Inc., senior note, 7.375%, 2/01/16        Independent Power Producers &            1,600,000             1,606,000
                                                                   Energy Traders
      Owens-Brockway Glass Container Inc., senior
         note, 7.375%, 5/15/16                                 Containers & Packaging                 800,000               830,000
      Peabody Energy Corp., senior note, B, 6.875%,
         3/15/13                                            Oil, Gas & Consumable Fuels               800,000               813,000
      Petrohawk Energy Corp., senior note, 10.50%,
         8/01/14                                            Oil, Gas & Consumable Fuels               800,000               878,000
      Pinnacle Entertainment Inc., senior sub. note,
         8.25%, 3/15/12                                    Hotels, Restaurants & Leisure              646,000               649,230
         7.50%, 6/15/15                                    Hotels, Restaurants & Leisure              700,000               647,500
  (a) Pinnacle Foods Finance LLC, senior note, 144A,
         9.25%, 4/01/15                                            Food Products                      500,000               510,000
      Plains Exploration & Production Co., senior
         note, 7.625%, 6/01/18                              Oil, Gas & Consumable Fuels             1,100,000             1,130,250
      Quicksilver Resources Inc., senior note, 8.25%,
         8/01/15                                            Oil, Gas & Consumable Fuels             1,100,000             1,133,000
      Qwest Corp., senior note, 8.375%, 5/01/16        Diversified Telecommunication Services         600,000               646,500
  (k) Radio One Inc., senior sub. note, 6.375%,
         2/15/13                                                       Media                        1,000,000               738,750
      RBS Global & Rexnord Corp.,
         senior note, 9.50%, 8/01/14                                 Machinery                        700,000               705,250
         senior sub. note, 11.75%, 8/01/16                           Machinery                        300,000               298,500
      Rite Aid Corp., senior secured note, 9.75%,
         6/12/16                                              Food & Staples Retailing                800,000               872,000
      Royal Caribbean Cruises Ltd.,
         senior deb., 7.25%, 3/15/18                       Hotels, Restaurants & Leisure              600,000               561,000
         senior note, 11.875%, 7/15/15                     Hotels, Restaurants & Leisure              200,000               232,250
      RSC Equipment Rental Inc., senior note, 9.50%,
         12/01/14                                         Trading Companies & Distributors          1,000,000             1,006,250
  (a) SandRidge Energy Inc., senior note, 144A,
         8.00%, 6/01/18                                     Oil, Gas & Consumable Fuels               800,000               790,000
         8.75%, 1/15/20                                     Oil, Gas & Consumable Fuels               100,000               100,500
      Sanmina-SCI Corp.,
(a,c) senior note, 144A, FRN, 3.004%, 6/15/14           Electronic Equipment, Instruments &           600,000               553,500
                                                                      Components
      senior sub. note, 8.125%, 3/01/16                 Electronic Equipment, Instruments &           500,000               501,250
                                                                    Components
  (a) SBA Telecommunications Inc., senior note, 144A,
         8.25%,
         8/15/19                                        Wireless Telecommunication Services           300,000               319,500
  (a) Sinclair Television Group Inc., senior secured
         note, 144A, 9.25%, 11/01/17                                   Media                          700,000               731,500
      Solo Cup Co.,
      (a) senior secured note, 144A, 10.50%, 11/01/13          Containers & Packaging                 200,000               212,500
         senior sub. note, 8.50%, 2/15/14                      Containers & Packaging                 700,000               687,750
      Solutia Inc., senior note, 8.75%, 11/01/17                     Chemicals                        200,000               209,500
      Starwood Hotels & Resorts Worldwide Inc.,
         senior note,
         6.75%, 5/15/18                                    Hotels, Restaurants & Leisure              600,000               604,500
         7.15%, 12/01/19                                   Hotels, Restaurants & Leisure              300,000               300,375
  (h) Station Casinos Inc.,
         senior note, 7.75%, 8/15/16                       Hotels, Restaurants & Leisure              700,000               112,875
         senior sub. note, 6.875%, 3/01/16                 Hotels, Restaurants & Leisure              900,000                 9,000
         SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13                               IT Services                       300,000               309,000

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

      senior sub. note, 10.25%, 8/15/15                              IT Services                    1,300,000        $     1,391,000
      SUPERVALU Inc., senior note, 8.00%, 5/01/16             Food & Staples Retailing                600,000                612,000
  (a) Talecris Biotherapeutics Holdings Corp.,
         senior note, 144A, 7.75%, 11/15/16                         Biotechnology                     500,000                510,000
      Tenet Healthcare Corp., senior note, 7.375%,
         2/01/13                                          Health Care Providers & Services            900,000                906,750
      Tesoro Corp., senior note, 6.50%, 6/01/17              Oil, Gas & Consumable Fuels            1,700,000              1,589,500
      Texas Competitive Electric Holdings Co. LLC,
         senior note,                                       Independent Power Producers &
         A, 10.25%, 11/01/15                                       Energy Traders                   1,000,000                815,000
      Time Warner Inc., 7.625%, 4/15/31                                 Media                 $     1,000,000              1,164,896
  (a) TRW Automotive Inc., senior note, 144A, 7.25%,
         3/15/17                                                   Auto Components                  1,000,000                975,000
      UBS AG Stamford, senior note, 5.875%, 12/20/17              Commercial Banks                  1,000,000              1,029,317
  (g) United Surgical Partners International Inc.,
         senior sub. note, PIK, 9.25%, 5/01/17            Health Care Providers & Services          1,000,000              1,025,000
  (a) Universal City Development,
      senior note, 144A, 8.875%, 11/15/15                   Diversified Consumer Services             200,000                196,750
      senior sub. note, 144A, 10.875%, 11/15/16             Diversified Consumer Services             300,000                302,250
(c,g) US Oncology Holdings Inc., senior note,
         PIK, FRN, 6.428%, 3/15/12                        Health Care Providers & Services          1,154,000              1,084,760
      Vanguard Health Holding Co. II LLC, senior sub.
         note, 9.00%, 10/01/14                            Health Care Providers & Services          1,100,000              1,145,375
      Viacom Inc., senior note, 6.875%, 4/30/36                         Media                       1,000,000              1,084,723
  (a) ViaSat Inc., senior note, 144A, 8.875%, 9/15/16         Communications Equipment                200,000                210,000
      Weatherford International Ltd., senior note,
         6.00%, 3/15/18                                      Energy Equipment & Services            1,000,000              1,008,580
  (j) Wells Fargo Capital XIII, pfd., 7.70%,
         Perpetual                                                Commercial Banks                  1,700,000              1,657,500
      Weyerhaeuser Co., senior note, 7.375%, 10/01/19          Paper & Forest Products                500,000                523,416
  (a) Windstream Corp., senior note, 144A, 7.875%,
         11/01/17                                            Oil, Gas & Consumable Fuels              100,000                 99,250
  (a) WMG Acquisition Corp., senior secured note,
         144A, 9.50%, 6/15/16                                           Media                         800,000                861,000
                                                                                                                     ---------------
                                                                                                                         112,303,708
                                                                                                                     ---------------
      TOTAL CORPORATE BONDS AND NOTES (COST
         $149,517,018)                                                                                                   151,268,963
                                                                                                                     ---------------
      FOREIGN GOVERNMENT AND AGENCY SECURITIES 19.2%
      ARGENTINA 0.7%
(c,l) Government of Argentina, senior bond, FRN,
         0.943%, 8/03/12                                                                           19,985,000              6,884,833
                                                                                                                     ---------------
      AUSTRALIA 1.6%
      New South Wales Treasury Corp., senior note,
         5.50%, 3/01/17                                                                             5,040,000    AUD       4,375,703
      Queensland Treasury Corp.,
         13, 6.00%, 8/14/13                                                                         1,072,000    AUD         980,115
  (a)    144A, 7.125%, 9/18/17                                                                     14,180,000    NZD      10,686,279
                                                                                                                     ---------------
                                                                                                                          16,042,097
                                                                                                                     ---------------
      BRAZIL 3.9%
      Nota Do Tesouro Nacional,
         10.00%, 1/01/12                                                                               13,415(m) BRL       7,454,161
         10.00%, 1/01/14                                                                                5,000(m) BRL       2,641,851
         10.00%, 1/01/17                                                                               11,425(m) BRL       5,623,891
  (n) Index Linked, 6.00%, 5/15/15                                                                      8,845(m) BRL       9,192,220
  (n) Index Linked, 6.00%, 5/15/45                                                                     15,735(m) BRL      15,892,142
                                                                                                                     ---------------
                                                                                                                          40,804,265
                                                                                                                     ---------------
      CANADA 0.1%
      Province of Ontario, 6.25%, 6/16/15                                                             824,000    NZD         605,043
                                                                                                                     ---------------
      EL SALVADOR 0.0%(E)
  (a) Government of El Salvador, 144A, 7.65%, 6/15/35                                                 100,000                 99,000
                                                                                                                     ---------------
      GERMANY 0.2%
      KfW Bankengruppe, senior note, 6.50%, 11/15/11                                                3,218,000    NZD       2,417,653
                                                                                                                     ---------------
      INDONESIA 2.7%
      Government of Indonesia,
         FR10, 13.15%, 3/15/10                                                                    500,000,000    IDR          54,058
         FR13, 15.425%, 9/15/10                                                                 1,550,000,000    IDR         175,146
         FR19, 14.25%, 6/15/13                                                                 10,805,000,000    IDR       1,332,712
         FR20, 14.275%, 12/15/13                                                                2,615,000,000    IDR         326,702
         FR23, 11.00%, 12/15/12                                                                   100,000,000    IDR          11,379

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

         FR25, 10.00%, 10/15/11                                                                 3,375,000,000 IDR    $      371,877
         FR26, 11.00%, 10/15/14                                                                   980,000,000 IDR           112,349
         FR27, 9.50%, 6/15/15                                                                   4,937,000,000 IDR           535,606
         FR28, 10.00%, 7/15/17                                                                  4,156,000,000 IDR           451,979
         FR30, 10.75%, 5/15/16                                                                  3,050,000,000 IDR           347,069
         FR31, 11.00%, 11/15/20                                                                15,000,000,000 IDR         1,677,453
         FR34, 12.80%, 6/15/21                                                                 24,487,000,000 IDR         3,020,280
         FR35, 12.90%, 6/15/22                                                                 10,410,000,000 IDR         1,289,515
         FR36, 11.50%, 9/15/19                                                                  7,315,000,000 IDR           844,038
         FR37, 12.00%, 9/15/26                                                                  3,350,000,000 IDR           390,982
         FR39, 11.75%, 8/15/23                                                                 20,415,000,000 IDR         2,344,746
         FR40, 11.00%, 9/15/25                                                                 34,000,000,000 IDR         3,697,612
         FR42, 10.25%, 7/15/27                                                                 95,460,000,000 IDR         9,773,892
         FR43, 10.25%, 7/15/22                                                                  3,500,000,000 IDR           363,926
         FR44, 10.00%, 9/15/24                                                                  3,080,000,000 IDR           312,085
         FR45, 9.75%, 5/15/37                                                                   1,750,000,000 IDR           168,037
                                                                                                                     --------------
                                                                                                                         27,601,443
                                                                                                                     --------------
      IRAQ 0.1%
(a)   Government of Iraq, 144A, 5.80%, 1/15/28                                                      1,889,000             1,463,975
                                                                                                                     --------------
      MEXICO 2.9%
      Government of Mexico, M 30, 10.00%, 11/20/36                                                  3,447,000(o)MXN      29,945,843
                                                                                                                     --------------
      PERU 0.5%
      Government of Peru,
         7.84%, 8/12/20                                                                             2,190,000 PEN           873,979
         7.35%, 7/21/25                                                                             2,340,000             2,691,000
         Series 7, 8.60%, 8/12/17                                                                   4,830,000 PEN         2,046,298
                                                                                                                     --------------
                                                                                                                          5,611,277
                                                                                                                     --------------
      POLAND 1.4%
      Government of Poland,
         5.75%, 4/25/14                                                                            14,635,000 PLN         5,111,329
         5.75%, 9/23/22                                                                            12,900,000 PLN         4,293,034
         6.25%, 10/24/15                                                                           13,260,000 PLN         4,688,993
                                                                                                                     --------------
                                                                                                                         14,093,356
                                                                                                                     --------------
      RUSSIA 0.2%
(i)   Government of Russia, senior bond, Reg S,
         7.50%, 3/31/30                                                                             2,096,200             2,364,723
                                                                                                                     --------------
      SOUTH KOREA 4.3%
      Korea Treasury Bond,
         0400-1206, 4.00%, 6/10/12                                                              8,115,200,000 KRW         6,895,516
         0475-1112, 4.75%, 12/10/11                                                            26,705,820,000 KRW        23,060,505
         0525-1303, 5.25%, 3/10/13                                                                237,640,000 KRW           207,343
         0550-1106, 5.50%, 6/10/11                                                              2,446,930,000 KRW         2,142,858
         senior note, 7.125%, 4/16/19                                                              10,470,000            12,026,439
                                                                                                                     --------------
                                                                                                                         44,332,661
                                                                                                                     --------------
(p)   SUPRANATIONAL 0.6%
      European Investment Bank, senior note, 1612/37,
         6.50%, 9/10/14                                                                             3,750,000 NZD         2,807,151
      Inter-American Development Bank, senior note,
         7.50%, 12/05/24                                                                           60,000,000 MXN         3,825,323
                                                                                                                     --------------
                                                                                                                          6,632,474
                                                                                                                     --------------
      TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
         (COST $187,015,692)                                                                                            198,898,643
                                                                                                                     --------------
      MUNICIPAL BONDS 1.5%
      UNITED STATES 1.5%
      Chicago Waterworks Revenue, second lien,
         Refunding, FSA Insured, 5.00%, 11/01/19                                                    1,750,000             1,901,935
      Florida State Board of Education Lottery
         Revenue, Series B, NATL
         Insured, 5.00%,
         7/01/20                                                                                    1,470,000             1,590,084
         7/01/21                                                                                    1,355,000             1,433,685
         7/01/22                                                                                    1,600,000             1,683,568
      Illinois Finance Authority Revenue, Alexian
         Brothers Health
      System, Refunding, Series A, FSA Insured,
         5.00%, 1/01/20                                                                             1,800,000             1,860,210

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

      JEA Water and Sewer System Revenue, Refunding,
         Series B, NATL Insured, 4.75%, 10/01/40                                                    2,345,000        $    2,278,379
      Metropolitan Government of Nashville and
         Davidson County Health and Educational
         Facilities Board Revenue, Vanderbilt
         University, Refunding,
         Series A, 5.00%, 10/01/18                                                                    800,000               918,808
         Series B, 5.00%, 10/01/18                                                                    600,000               689,106
      New York City Municipal Water Finance Authority
         Water and Sewer System Revenue, Refunding,
         Series C, 4.75%, 6/15/33                                                                     620,000               620,663
      Public Power Generation Agency Revenue, Whelan
         Energy Center Unit 2, Series A, Assured Guaranty,
         5.00%, 1/01/19                                                                             1,100,000             1,195,788
      Regional Transportation District COP, Transit
         Vehicles Project, Series A, 5.00%, 12/01/21                                                1,300,000             1,348,906
                                                                                                                     --------------
      TOTAL MUNICIPAL BONDS (COST $14,925,370)                                                                           15,521,132
                                                                                                                     --------------
      TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
         (COST $955,510,345)                                                                                            948,704,866
                                                                                                                     --------------
      SHORT TERM INVESTMENTS (COST $83,090,450) 8.0%

                                                                                                   SHARES
                                                                                               --------------
      MONEY MARKET FUNDS 8.0%
      UNITED STATES 8.0%
(q)   Institutional Fiduciary Trust Money Market
         Portfolio, 0.00%                                                                          83,090,451            83,090,451
                                                                                                                     --------------
      TOTAL INVESTMENTS (COST $1,038,600,795) 99.6%                                                                   1,031,795,317
      OTHER ASSETS, LESS LIABILITIES 0.4%                                                                                 4,040,485
                                                                                                                     --------------
      NET ASSETS 100.0%                                                                                              $1,035,835,802
                                                                                                                     ==============

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31,
     2009, the aggregate value of these securities was $104,175,598, representing 10.06% of net assets.

(b)  Non-income producing.

(c)  The coupon rate shown represents the rate at period end.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  Rounds to less than 0.1% of net assets.

(f)  A portion or all of the security purchased on a delayed delivery basis.

(g)  Income may be received in additional securities and/or cash.

(h) Defaulted security or security for which income has been deemed uncollectible.

(i) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2009, the aggregate value of these securities was $7,516,376, representing 0.73% of net assets.

(j)  Perpetual security with no stated maturity date.

(k)  See Note 6 regarding other considerations.

(l) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(m)  Principal amount is stated in 1000 Brazilian Real Units.

(n)  Redemption price at maturity is adjusted for inflation.

(o)  Principal amount is stated in 100 Mexican Peso Units.

(p) A supranational organization is an entity formed by two or more central governments through international treaties.

(q) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

At December 31, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                             CONTRACT        SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY             COUNTERPARTY   TYPE      QUANTITY      AMOUNT(a)           DATE      APPRECIATION   DEPRECIATION
--------             ------------   ----   -------------   -----------       ----------   ------------   ------------
Malaysian Ringgit    DBAB           Buy        2,848,623       801,977          1/11/10   $     29,580   $         --
Philippine Peso      JPHQ           Buy      140,218,000     3,006,645          1/13/10          3,957             --
Philippine Peso      DBAB           Buy       22,045,000       474,494          1/15/10             --         (1,286)
Philippine Peso      HSBC           Buy       38,654,000       830,376          1/15/10             --           (646)
Philippine Peso      JPHQ           Buy       55,049,000     1,186,247          1/19/10             --         (5,173)
Philippine Peso      DBAB           Buy       13,793,000       296,560          1/19/10             --           (632)
Chilean Peso         DBAB           Buy      844,670,000     1,337,350          1/28/10        329,949             --
Chilean Peso         DBAB           Buy    1,944,130,000     3,098,727          1/29/10        739,028             --
Chilean Peso         JPHQ           Buy      256,050,000       407,723          1/29/10         97,725             --
Euro                 DBAB           Sell       2,427,000     3,430,395          1/29/10             --        (43,574)
Mexican Peso         CITI           Sell      19,451,000     1,426,863          1/29/10             --        (54,873)
New Zealand Dollar   UBSW           Sell       3,128,354     2,036,246          1/29/10             --       (228,117)
Singapore Dollar     HSBC           Sell      20,129,000    13,423,458          1/29/10             --       (893,213)
Singapore Dollar     BZWS           Sell       5,033,000     3,344,642          1/29/10             --       (235,059)
Singapore Dollar     UBSW           Sell       5,035,000     3,346,427          1/29/10             --       (234,697)
Singapore Dollar     HSBC           Buy       20,129,000    14,518,102          1/29/10             --       (201,432)
Singapore Dollar     BZWS           Buy        5,033,000     3,611,251          1/29/10             --        (31,550)
Singapore Dollar     UBSW           Buy        5,035,000     3,609,681          1/29/10             --        (28,558)
Swedish Krona        DBAB           Buy        1,850,000       176,434 EUR      1/29/10          5,887             --
Chilean Peso         DBAB           Buy      407,730,000       652,368           2/2/10        152,714             --
New Zealand Dollar   DBAB           Sell       2,849,281     1,440,425           2/2/10             --       (621,359)
Singapore Dollar     HSBC           Sell       5,042,000     3,355,361           2/2/10             --       (230,552)
Singapore Dollar     BZWS           Sell       2,017,000     1,341,983           2/2/10             --        (92,525)
Singapore Dollar     HSBC           Buy        5,042,000     3,629,035           2/2/10             --        (43,122)
Singapore Dollar     BZWS           Buy        2,017,000     1,447,227           2/2/10             --        (12,719)
Chilean Peso         DBAB           Buy      765,100,000     1,223,181           2/3/10        287,650             --
Chinese Yuan         DBAB           Buy       38,690,000     5,485,421           2/3/10        183,679             --
Singapore Dollar     HSBC           Sell       6,316,000     4,193,919           2/3/10             --       (298,013)
Singapore Dollar     HSBC           Buy        6,316,000     4,546,011           2/3/10             --        (54,079)
Indian Rupee         JPHQ           Buy       25,080,000       493,701           2/4/10         45,258             --

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

Singapore Dollar     HSBC           Sell       6,351,000     4,193,851           2/4/10             --       (322,911)
Singapore Dollar     HSBC           Buy        6,351,000     4,550,829           2/4/10             --        (34,067)
Singapore Dollar     HSBC           Sell       5,066,000     3,355,300           2/5/10             --       (247,535)
Singapore Dollar     HSBC           Buy        5,066,000     3,630,058           2/5/10             --        (27,223)
Singapore Dollar     JPHQ           Sell       3,990,000     2,650,282           2/8/10             --       (187,207)
Singapore Dollar     JPHQ           Buy        3,990,000     2,861,035           2/8/10             --        (23,546)
Singapore Dollar     JPHQ           Sell       5,057,000     3,358,348           2/9/10             --       (237,890)
Singapore Dollar     JPHQ           Buy        5,057,000     3,635,775           2/9/10             --        (39,537)
Singapore Dollar     BZWS           Sell       2,003,700     1,343,296          2/11/10             --        (81,578)
Singapore Dollar     BZWS           Buy        2,003,700     1,435,238          2/11/10             --        (10,364)
Chilean Peso         DBAB           Buy      401,200,000       652,358          2/12/10        140,379             --
Malaysian Ringgit    DBAB           Buy       20,965,107     5,775,512          2/12/10        336,426             --
New Zealand Dollar   HSBC           Sell       1,252,857       650,734          2/12/10             --       (255,238)
Chilean Peso         DBAB           Buy      987,520,000     1,630,917          2/16/10        320,878             --
Chilean Peso         DBAB           Buy      985,820,000     1,640,300          2/17/10        308,269             --
Malaysian Ringgit    HSBC           Buy        5,278,000     1,447,415          2/17/10         90,983             --
Norwegian Krone      DBAB           Buy        1,526,000       224,207          2/17/10         38,498             --
Mexican Peso         DBAB           Sell      96,770,442     7,262,186          2/19/10             --        (92,262)
New Zealand Dollar   HSBC           Sell       1,672,090       836,380          2/22/10             --       (371,931)
Chilean Peso         DBAB           Buy      497,180,000       820,158          2/26/10        163,178             --
Chilean Peso         CITI           Buy    1,689,520,000     2,788,525          2/26/10        553,055             --
New Zealand Dollar   DBAB           Sell         991,691       497,333          2/26/10             --       (219,103)
Chilean Peso         DBAB           Buy      494,720,000       820,159           3/3/10        158,509             --
Chilean Peso         DBAB           Buy      803,620,000     1,312,247           3/4/10        277,490             --
Chilean Peso         DBAB           Buy      503,570,000       820,147           3/5/10        176,022             --
Chilean Peso         DBAB           Buy      474,950,000       771,988           3/8/10        167,555             --
Chilean Peso         DBAB           Buy      504,600,000       820,154           3/9/10        178,039             --
Swedish Krona        DBAB           Buy       41,000,000     3,641,693 EUR      3/12/10        516,467             --
Singapore Dollar     JPHQ           Sell       6,150,000     3,996,621          3/17/10             --       (375,411)
Singapore Dollar     JPHQ           Buy        6,150,000     4,421,280          3/17/10             --        (49,248)
Singapore Dollar     DBAB           Sell       5,892,000     3,831,198          3/18/10             --       (357,404)
Singapore Dollar     DBAB           Buy        5,892,000     4,241,809          3/18/10             --        (53,207)
Singapore Dollar     DBAB           Sell       8,823,000     5,747,259          3/19/10             --       (524,955)
Singapore Dollar     DBAB           Buy        8,823,000     6,292,255          3/19/10             --        (20,041)

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

Mexican Peso         CITI           Sell         530,530        39,225          3/22/10             --           (945)
Singapore Dollar     DBAB           Sell      11,749,000     7,662,683          3/22/10             --       (689,502)
Singapore Dollar     DBAB           Buy       11,749,000     8,458,238          3/22/10             --       (106,053)
Singapore Dollar     UBSW           Sell      10,671,000     7,025,710          3/23/10             --       (560,109)
Singapore Dollar     UBSW           Buy       10,671,000     7,689,148          3/23/10             --       (103,329)
Singapore Dollar     JPHQ           Sell       2,891,000     1,915,965          3/31/10             --       (139,126)
Singapore Dollar     JPHQ           Buy        2,891,000     2,072,699          3/31/10             --        (17,608)
Indian Rupee         DBAB           Buy       36,463,000       704,681           4/9/10         74,805             --
Indian Rupee         DBAB           Buy       78,190,000     1,510,042          4/12/10        161,005             --
Indian Rupee         JPHQ           Buy       52,519,000     1,006,690          4/13/10        115,625             --
Indian Rupee         JPHQ           Buy       51,553,000     1,006,698          4/15/10         94,774             --
Indian Rupee         DBAB           Buy       18,126,000       353,333          4/19/10         33,803             --
Indian Rupee         JPHQ           Buy       25,753,000       504,763          4/19/10         45,271             --
Malaysian Ringgit    JPHQ           Buy        4,383,850     1,210,908          4/19/10         63,723             --
Swedish Krona        DBAB           Buy      123,614,356    11,351,806 EUR      4/19/10      1,029,866             --
Malaysian Ringgit    JPHQ           Buy       12,561,000     3,498,204          4/20/10        153,846             --
Chilean Peso         CITI           Buy      557,504,000       950,237          4/23/10        153,702             --
Malaysian Ringgit    JPHQ           Buy        1,600,000       437,218          4/23/10         27,921             --
Chilean Peso         CITI           Buy      544,382,000       928,726          4/26/10        149,379             --
Indian Rupee         DBAB           Buy       36,620,000       706,658          4/26/10         74,977             --
Chilean Peso         CITI           Buy      432,020,000       735,666          4/27/10        119,954             --
Chilean Peso         JPHQ           Buy      430,475,000       735,666          4/27/10        116,895             --
Indian Rupee         JPHQ           Buy        5,224,000       100,947          4/27/10         10,547             --
Chilean Peso         CITI           Buy      693,880,000     1,177,065          4/28/10        197,236             --
Chilean Peso         UBSW           Buy       86,882,000       147,133          4/28/10         24,946             --
Indian Rupee         JPHQ           Buy       25,919,000       504,752          4/28/10         48,376             --
Indian Rupee         JPHQ           Buy       25,944,000       504,747          4/30/10         48,813             --
Euro                 DBAB           Sell         730,724     7,776,873 SEK       5/4/10         41,252             --
Malaysian Ringgit    JPHQ           Buy        8,952,000     2,538,134           5/6/10         63,049             --
Peruvian Nuevo Sol   DBAB           Buy       11,274,310     3,751,850           5/7/10        141,608             --
Swedish Krona        BOFA           Buy       51,264,586     4,890,726 EUR      5/11/10        166,726             --
Chilean Peso         DBAB           Buy      375,660,000       655,213          5/18/10         89,508             --
Malaysian Ringgit    JPHQ           Buy        3,200,000       901,028          5/18/10         28,377             --
Peruvian Nuevo Sol   DBAB           Buy        8,081,654     2,633,481          5/18/10        157,370             --

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

Euro                 DBAB           Sell         292,956       437,823          5/20/10         18,617             --
Russian Ruble        DBAB           Buy       41,880,160       894,128 EUR      5/24/10         71,306             --
Chilean Peso         DBAB           Buy       60,150,000       107,757          5/26/10         11,531             --
Chilean Peso         CITI           Buy       17,180,000        30,789          5/26/10          3,282             --
Peruvian Nuevo Sol   CITI           Buy        2,186,000       718,488          5/26/10         36,395             --
Chilean Peso         CITI           Buy       77,510,000       137,137          5/28/10         16,592             --
Chilean Peso         DBAB           Buy       77,490,000       137,150          5/28/10         16,540             --
Chilean Peso         CITI           Buy       30,910,000        54,854           6/1/10          6,463             --
Indian Rupee         DBAB           Buy       49,615,000     1,010,921           6/1/10         44,639             --
New Zealand Dollar   UBSW           Sell       4,674,756     3,265,691           6/1/10             --        (85,532)
New Zealand Dollar   DBAB           Sell       4,646,596     3,245,601           6/1/10             --        (85,435)
New Zealand Dollar   CITI           Sell       2,644,624     1,844,308           6/1/10             --        (51,561)
Indian Rupee         HSBC           Buy        1,471,000        30,330           6/2/10            963             --
New Zealand Dollar   BZWS           Sell       3,874,942     2,729,044           6/2/10             --        (48,574)
New Zealand Dollar   DBAB           Sell       2,004,236     1,414,289           6/2/10             --        (22,378)
New Zealand Dollar   FBCO           Sell         661,401       466,287           6/2/10             --         (7,815)
Indian Rupee         HSBC           Buy        7,279,000       151,646           6/3/10          3,187             --
Indian Rupee         HSBC           Buy       48,585,000     1,010,924           6/4/10         22,442             --
Poland Zloty         DBAB           Buy        9,659,000     2,123,277 EUR       6/4/10        294,281             --
Indian Rupee         DBAB           Buy       24,293,000       505,472           6/7/10         11,081             --
Poland Zloty         DBAB           Buy        9,138,000     1,990,720 EUR       6/7/10        303,593             --
Indian Rupee         HSBC           Buy        9,755,000       202,176           6/8/10          5,230             --
Indian Rupee         DBAB           Buy       12,253,000       254,212           6/8/10          6,306             --
Poland Zloty         CITI           Buy        3,667,000       796,177 EUR       6/8/10        125,584             --
New Zealand Dollar   BZWS           Sell       3,874,942     2,727,417           6/9/10             --        (48,544)
Indian Rupee         DBAB           Buy        9,894,000       203,371          6/10/10          6,953             --
Indian Rupee         BZWS           Buy       14,796,000       305,072          6/11/10          9,429             --
Indian Rupee         HSBC           Buy        9,915,000       203,385          6/11/10          7,367             --
Indian Rupee         DBAB           Buy       24,766,000       508,438          6/16/10         17,746             --
Indian Rupee         DBAB           Buy       22,559,000       457,586          6/21/10         21,490             --
Indian Rupee         JPHQ           Buy       25,600,000       519,270          6/22/10         24,338             --
Indian Rupee         DBAB           Buy       38,739,000       778,908          6/24/10         43,554             --
Indian Rupee         HSBC           Buy       26,015,000       519,261          6/25/10         33,009             --
Malaysian Ringgit    CITI           Buy        5,445,951     1,537,753          6/25/10         41,708             --

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

Peruvian Nuevo Sol   DBAB           Buy        4,738,000     1,547,102          6/28/10         88,951             --
Malaysian Ringgit    JPHQ           Buy       16,592,059     4,675,795          6/29/10        135,589             --
Malaysian Ringgit    HSBC           Buy       24,035,711     6,771,577          6/29/10        198,327             --
Malaysian Ringgit    DBAB           Buy       15,109,723     4,259,860          6/29/10        121,675             --
Indian Rupee         JPHQ           Buy       25,740,000       519,266           7/9/10         26,558             --
Indian Rupee         DBAB           Buy       25,719,000       519,261           7/9/10         26,118             --
Malaysian Ringgit    DBAB           Buy        2,245,699       631,648           7/9/10         19,384             --
Indian Rupee         JPHQ           Buy       15,627,000       311,555          7/12/10         19,745             --
Indian Rupee         DBAB           Buy       12,995,000       259,640          7/12/10         15,860             --
Malaysian Ringgit    DBAB           Buy        2,846,638       797,862          7/12/10         27,316             --
Malaysian Ringgit    JPHQ           Buy          970,000       270,233          7/13/10         10,941             --
Malaysian Ringgit    DBAB           Buy        7,869,000     2,187,048          7/16/10         93,751             --
Malaysian Ringgit    DBAB           Buy       12,411,000     3,475,692          7/20/10        121,196             --
Malaysian Ringgit    DBAB           Buy       15,092,000     4,262,073          7/23/10        111,448             --
Malaysian Ringgit    JPHQ           Buy       15,868,000     4,469,859          7/27/10        128,036             --
New Zealand Dollar   DBAB           Sell       7,759,072     4,992,963          7/30/10             --       (539,338)
New Zealand Dollar   DBAB           Sell       7,729,554     4,965,079           8/3/10             --       (544,030)
New Zealand Dollar   BZWS           Sell       3,025,798     1,942,562           8/3/10             --       (214,024)
New Zealand Dollar   DBAB           Sell       3,062,372     1,956,550           8/4/10             --       (225,892)
New Zealand Dollar   BZWS           Sell       1,524,584       978,783           8/4/10             --       (107,733)
New Zealand Dollar   HSBC           Sell       9,096,000     5,883,293           8/5/10             --       (598,466)
New Zealand Dollar   CITI           Sell       7,676,080     5,012,672           8/5/10             --       (457,260)
New Zealand Dollar   DBAB           Sell       2,277,116     1,484,224           8/5/10             --       (138,436)
New Zealand Dollar   CITI           Sell       3,006,116     1,964,542           8/6/10             --       (177,391)
New Zealand Dollar   FBCO           Sell       1,500,277       977,056           8/6/10             --        (91,930)
New Zealand Dollar   CITI           Sell       2,966,178     1,950,143           8/9/10             --       (162,716)
New Zealand Dollar   DBAB           Sell       2,979,562     1,959,956           8/9/10             --       (162,438)
New Zealand Dollar   FBCO           Sell       2,932,345     1,932,269           8/9/10             --       (156,491)
New Zealand Dollar   FBCO           Sell       2,937,488     1,950,874          8/11/10             --       (141,143)
New Zealand Dollar   DBAB           Sell      10,528,075     6,855,182          8/12/10             --       (641,961)
New Zealand Dollar   DBAB           Sell       3,595,000     2,333,515          8/13/10             --       (226,271)
New Zealand Dollar   DBAB           Sell       3,792,000     2,503,099          8/16/10             --       (196,171)
Brazilian Real       DBAB           Buy        1,855,000    90,091,785 JPY      8/17/10         39,470             --
Japanese Yen         UBSW           Sell     257,607,000     2,715,769          8/17/10             --        (61,347)

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

Brazilian Real       DBAB           Buy        1,371,000    66,013,650 JPY      8/18/10         35,141             --
Japanese Yen         JPHQ           Sell     128,008,000     1,357,887          8/18/10             --        (22,123)
Brazilian Real       DBAB           Buy        2,056,000    96,644,336 JPY      8/19/10         77,765             --
Japanese Yen         HSBC           Sell     127,414,000     1,354,315          8/19/10             --        (19,319)
Japanese Yen         DBAB           Sell     127,899,000     1,354,317          8/20/10             --        (24,574)
Japanese Yen         BZWS           Sell     127,736,000     1,356,325          8/20/10             --        (20,809)
Japanese Yen         CITI           Sell     255,214,000     2,712,662          8/23/10             --        (38,992)
Japanese Yen         FBCO           Sell     253,342,000     2,712,659          8/23/10             --        (18,811)
Japanese Yen         JPHQ           Sell     254,671,000     2,712,657          8/24/10             --        (33,198)
Japanese Yen         BZWS           Sell     253,823,000     2,712,654          8/24/10             --        (24,058)
New Zealand Dollar   FBCO           Sell       2,694,955     1,776,999          8/24/10             --       (139,868)
Japanese Yen         DBAB           Sell     126,234,000     1,356,334          8/25/10             --         (4,745)
New Zealand Dollar   DBAB           Sell       2,682,000     1,792,917          8/27/10             --       (114,180)
Brazilian Real       DBAB           Buy        1,373,000    64,150,679 JPY      8/31/10         53,803             --
Japanese Yen         JPHQ           Sell     126,519,000     1,356,328           9/1/10             --         (8,017)
Brazilian Real       DBAB           Buy        2,059,000    95,201,983 JPY       9/2/10         90,899             --
Japanese Yen         HSBC           Sell     125,193,000     1,356,326           9/2/10          6,253             --
Japanese Yen         HSBC           Sell     188,553,000     2,034,496           9/9/10            863             --
Japanese Yen         DBAB           Sell     172,109,000     1,874,907          9/10/10         18,594             --
Japanese Yen         HSBC           Sell     187,906,000     2,034,495          9/10/10          7,800             --
Japanese Yen         UBSW           Sell     142,968,000     1,562,424          9/13/10         20,322             --
Brazilian Real       DBAB           Buy        3,088,000   143,985,102 JPY      9/15/10        117,719             --
Japanese Yen         UBSW           Sell     169,418,000     1,874,902          9/15/10         47,427             --
Japanese Yen         HSBC           Sell     113,747,000     1,249,940          9/15/10         22,976             --
Japanese Yen         BZWS           Sell     112,488,000     1,249,936          9/15/10         36,553             --
Japanese Yen         DBAB           Sell      56,560,000       624,972          9/16/10         14,860             --
Japanese Yen         HSBC           Sell     168,723,000     1,874,908          9/16/10         54,893             --
Euro                 BZWS           Sell         587,300       864,711          9/20/10         25,007             --
Japanese Yen         JPHQ           Sell     113,119,000     1,249,934          9/21/10         29,595             --
Japanese Yen         HSBC           Sell      56,085,000       624,972          9/21/10         19,922             --
Euro                 UBSW           Sell       3,831,196     5,617,415          9/23/10        139,818             --
Swedish Krona        UBSW           Buy        4,000,000       393,426 EUR      9/23/10             --         (2,965)
Euro                 JPHQ           Sell       1,685,713     2,495,867          9/24/10         85,763             --
Japanese Yen         JPHQ           Sell      71,645,000       791,701          9/24/10         18,741             --

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

Japanese Yen         JPHQ           Sell       7,125,000        79,175          9/27/10          2,301             --
Japanese Yen         JPHQ           Sell      35,655,000       396,211          9/28/10         11,502             --
Japanese Yen         JPHQ           Sell      59,426,000       660,362          9/29/10         19,149             --
Philippine Peso      HSBC           Buy       52,620,000     1,087,752          10/4/10         11,533             --
Philippine Peso      DBAB           Buy       65,600,000     1,359,698          10/4/10         10,751             --
Poland Zloty         DBAB           Buy        8,156,625     1,895,787 EUR      10/4/10         81,028             --
Philippine Peso      DBAB           Buy       78,431,000     1,631,634          10/5/10          6,783             --
Philippine Peso      HSBC           Buy       78,450,000     1,631,633          10/5/10          7,180             --
Swedish Krona        UBSW           Buy       57,125,412     5,593,949 EUR      10/5/10             --         (6,055)
Philippine Peso      JPHQ           Buy       20,719,000       435,090          10/6/10             --         (2,295)
Philippine Peso      DBAB           Buy       64,384,000     1,359,689          10/7/10             --        (14,854)
Philippine Peso      DBAB           Buy       51,520,000     1,087,746          10/8/10             --        (11,666)
Philippine Peso      HSBC           Buy       51,618,000     1,087,760          10/8/10             --         (9,633)
Philippine Peso      JPHQ           Buy       25,704,000       543,873          10/8/10             --         (7,003)
Philippine Peso      CITI           Buy       25,771,000       543,876          10/8/10             --         (5,606)
Malaysian Ringgit    DBAB           Buy        2,848,623       826,550         10/12/10             --         (2,832)
Philippine Peso      DBAB           Buy       15,341,000       326,335         10/12/10             --         (5,980)
Malaysian Ringgit    DBAB           Buy        1,229,347       361,967         10/13/10             --         (6,493)
Philippine Peso      JPHQ           Buy       62,743,000     1,340,165         10/13/10             --        (30,017)
Philippine Peso      HSBC           Buy       25,578,000       543,866         10/13/10             --         (9,767)
Chinese Yuan         HSBC           Buy       14,407,458     1,463,054 EUR     10/15/10         31,894             --
Philippine Peso      JPHQ           Buy        8,345,000       177,932         10/15/10             --         (3,696)
Chinese Yuan         HSBC           Buy       14,477,722     1,465,730 EUR     10/18/10         38,692             --
Philippine Peso      JPHQ           Buy       27,711,000       593,117         10/18/10             --        (14,629)
Chinese Yuan         HSBC           Buy       19,405,471     1,959,009 EUR     10/19/10         60,000             --
Philippine Peso      DBAB           Buy       13,962,000       296,559         10/19/10             --         (5,107)
Chinese Yuan         HSBC           Buy       11,991,000     1,817,231         10/21/10             --        (49,573)
Philippine Peso      DBAB           Buy       55,813,000     1,186,249         10/21/10             --        (21,294)
Philippine Peso      JPHQ           Buy       28,025,000       593,122         10/21/10             --         (8,171)
Philippine Peso      HSBC           Buy      150,075,000     3,149,528         10/25/10             --        (17,746)
Philippine Peso      DBAB           Buy       99,945,000     2,099,685         10/25/10             --        (14,021)
Philippine Peso      JPHQ           Buy       50,004,000     1,049,843         10/25/10             --         (6,353)
Japanese Yen         DBAB           Sell     166,350,000     1,857,103         11/15/10         59,376             --
Japanese Yen         JPHQ           Sell      83,068,000       928,549         11/16/10         30,812             --

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

Japanese Yen         BZWS           Sell      40,044,000       445,701         11/16/10         12,935             --
Euro                 UBSW           Sell         592,176       880,293         11/17/10         33,887             --
Japanese Yen         HSBC           Sell      43,408,000       482,853         11/17/10         13,716             --
Japanese Yen         UBSW           Sell      66,358,000       742,841         11/17/10         25,670             --
Japanese Yen         BZWS           Sell     165,864,000     1,857,109         11/17/10         64,516             --
Japanese Yen         BZWS           Sell     231,295,000     2,599,954         11/18/10        100,125             --
Japanese Yen         BZWS           Sell     261,349,000     2,971,369         11/29/10        145,689             --
Japanese Yen         BOFA           Sell     179,374,000     2,024,252         11/29/10         84,877             --
Japanese Yen         CITI           Sell      64,869,000       742,846         11/29/10         41,488             --
Australian Dollar    DBAB           Buy        5,138,500     4,480,773          12/1/10             --        (41,719)
Japanese Yen         DBAB           Sell     160,839,000     1,857,113          12/1/10        118,022             --
Mexican Peso         CITI           Sell      19,266,000     1,418,600          12/2/10         10,124             --
Australian Dollar    DBAB           Buy        2,058,000     1,804,866          12/9/10             --        (28,636)
Australian Dollar    DBAB           Buy        2,567,000     2,239,964         12/10/10             --        (24,678)
Australian Dollar    BZWS           Buy        2,567,000     2,238,937         12/10/10             --        (23,651)
Chinese Yuan         JPHQ           Buy       16,343,472     2,457,665         12/13/10             --        (43,670)
Chinese Yuan         HSBC           Buy       32,779,680     4,930,017         12/14/10             --        (88,150)
British Pound        DBAB           Sell         200,000       323,900         12/15/10          1,531             --
Chinese Yuan         HSBC           Buy       32,906,483     4,951,694         12/15/10             --        (90,918)
Euro                 DBAB           Sell         292,125       425,889         12/15/10          8,410             --
Malaysian Ringgit    DBAB           Buy       20,000,000     5,865,103         12/15/10             --        (90,736)
Malaysian Ringgit    JPHQ           Buy       14,394,105     4,219,908         12/16/10             --        (64,166)
Malaysian Ringgit    JPHQ           Buy        5,258,537     1,542,138         12/17/10             --        (23,975)
Malaysian Ringgit    JPHQ           Buy        6,292,617     1,837,260         12/21/10             --        (20,729)
Malaysian Ringgit    HSBC           Buy        5,140,287     1,495,352         12/22/10             --        (11,507)
Malaysian Ringgit    HSBC           Buy        4,085,795     1,187,869         12/23/10             --         (8,452)
Malaysian Ringgit    HSBC           Buy        4,622,694     1,342,090         12/28/10             --         (7,851)
                                                                                            ----------   ------------
   Unrealized appreciation (depreciation)                                                   13,079,225    (14,944,674)
                                                                                            ----------   ------------
      Net unrealized appreciation (depreciation)                                                         $ (1,865,449)
                                                                                                         ============

(a)  In U.S. dollars unless otherwise indicated.

Templeton Global Investment Trust
TEMPLETON INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

At December 31, 2009, the Fund had the following interest rate swap contracts outstanding. See Note 3.

                       PAY/RECEIVE                                       NOTIONAL         EXPIRATION   UNREALIZED    UNREALIZED
COUNTERPARTY          FLOATING RATE  FIXED RATE     FLOATING RATE       AMOUNT(a)            DATE     APPRECIATION  DEPRECIATION
------------          -------------  ----------  -------------------  -------------       ----------  ------------  ------------
MLCO                  Pay              7.094%    Tasa Nominal Annual
                                                 Rate                 5,850,000,000 CLP   6/16/18       $885,840         $--
                                                                                                        --------         ---
   Unrealized
      appreciation
      (depreciation)                                                                                     885,840          --
                                                                                                        --------         ---
Net unrealized
   appreciation
   (depreciation)                                                                                       $885,840
                                                                                                        ========

(a)  In U.S. dollars unless otherwise indicated.

CURRENCY ABBREVIATIONS

AUD    Australian Dollar
BRL    Brazilian Real
EUR    Euro
GBP    British Pound
IDR    Indonesian Rupiah
JPY    Japanese Yen
KRW    South Korean Won
MXN    Mexican Peso
NZD    New Zealand Dollar
PEN    Peruvian Nuevo Sol
PLN    Polish Zloty
SEK    Swedish Krona

COUNTERPARTY

BOFA   Bank of America N.A.
BZWS   Barclays Bank PLC
CITI   Citibank N.A.
DBAB   Deutsche Bank AG
FBCO   Credit Suisse International
HSBC   HSBC Bank USA
JPHQ   JPMorgan Chase Bank, N.A.
UBSW   UBS AG

SELECTED PORTFOLIO ABBREVIATIONS

ADR    American Depository Receipt
COP    Certificate of Participation
FRN    Floating Rate Note
FSA    Financial Security Assurance Inc.
L/C    Letter of Credit
MTN    Medium Term Note
NATL   National Public Financial Guarantee Corp.
PIK    Payment-In-Kind

TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds (Funds).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value. Time deposits are valued at cost.

Corporate debt securities, government securities and municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

Certain funds generally enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contacts, cash or securities may be required to be deposited as collateral.

Certain funds generally enter into interest rate swap contracts in order to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Any cash received may be invested according to the funds investment objectives.

4. INCOME TAXES

At December 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                              TEMPLETON
                                                              EMERGING       TEMPLETON
                                               TEMPLETON       MARKETS       FRONTIER        TEMPLETON
                                               BRIC FUND      SMALL CAP    MARKETS FUND     INCOME FUND
                                             ------------   ------------   ------------   --------------
Cost of investments                          $618,258,401   $135,598,271   $17,804,036    $1,038,753,268
                                             ============   ============   ===========    ==============
Unrealized appreciation                      $183,882,556   $ 39,291,925   $ 3,323,147    $   80,202,454

Unrealized depreciation                       (47,915,340)    (6,879,282)     (324,458)      (87,160,405)
                                             ------------   ------------   -----------    --------------
Net unrealized appreciation (depreciation)   $135,967,216   $ 32,412,643   $ 2,998,689    $   (6,957,951)
                                             ============   ============   ===========    ==============

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Templeton Emerging Markets Small Cap for the nine months ended December 31, 2009, were as shown below.

                                     NUMBER OF                          NUMBER OF
                                       SHARES                            SHARES                             REALIZED
                                      HELD AT                            HELD AT     VALUE AT                CAPITAL
                                     BEGINNING     GROSS       GROSS      END OF      END OF    INVESTMENT    GAIN
NAME OF ISSUER                       OF PERIOD   ADDITIONS  REDUCTIONS    PERIOD      PERIOD      INCOME     (LOSS)
--------------                       ---------  ----------  ----------  ---------   ----------  ----------  --------
NON-CONTROLLED AFFILIATES
   Impact Developer & Contractor SA         --  12,171,000          --  12,171,000  $2,898,151     $--         $--
                                                                                    ----------     ---         ---
      TOTAL AFFILIATED SECURITIES
         (1.72% of Net Assets)

6. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees, official creditors' committees, or boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

7. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009, in valuing the Funds' assets and liabilities carried at fair value:


                                                    LEVEL 1        LEVEL 2     LEVEL 3        TOTAL
                                                 ------------   ------------   -------   --------------
TEMPLETON BRIC FUND
ASSETS:
   Investments in Securities:
   Equity Investments:(a)
      Russia                                     $131,959,593   $  3,242,362     $--     $  135,201,955
      Other Equity Investments(b)                 610,580,714             --      --        610,580,714
   Short Term Investments                           8,442,948             --      --          8,442,948
                                                 ------------   ------------     ---     --------------
         Total Investments in Securities         $750,983,255   $ 3,242,362$      --     $  754,225,617
                                                 ------------   ------------     ---     --------------
TEMPLETON EMERGING MARKETS SMALL CAP FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Malaysia                                $  4,839,114   $      7,109     $--     $    4,846,223
         Other Equity Investments(b)              153,394,912             --      --        153,394,912
      Short Term Investments                        9,769,779             --      --          9,769,779
                                                 ------------   ------------     ---     --------------
            Total Investments in Securities      $168,003,805   $      7,109     $--     $  168,010,914
                                                 ------------   ------------     ---     --------------
TEMPLETON FRONTIER MARKETS FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Malawi                                  $         --   $    222,325     $--     $      222,325
         Croatia                                           --        113,106      --            113,106
         Other Equity Investments(b)               16,503,794             --      --         16,503,794
      Convertible Bonds                                    --            681      --                681
      Short Term Investments                        3,962,819             --      --          3,962,819
                                                 ------------   ------------     ---     --------------
         Total Investments in Securities         $ 20,466,613   $    336,112     $--     $   20,802,725
                                                 ------------   ------------     ---     --------------
TEMPLETON INCOME FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Brazil                                    11,587,465      6,543,108      --         18,130,573
         Other Equity Investments(b)              466,719,830             --      --        466,719,830
      Equity-Linked Securities                             --     36,144,073      --         36,144,073
      Senior Floating Rate Interests                       --     62,021,652      --         62,021,652
      Corporate Bonds and Notes                            --    151,268,963      --        151,268,963
      Foreign Government and Agency Securities             --    198,898,643      --        198,898,643
      Municipal Bonds                                      --     15,521,132      --         15,521,132
      Short Term Investments                       83,090,451             --      --         83,090,451
                                                 ------------   ------------     ---     --------------
            Total Investments in Securities      $561,397,746   $470,397,571     $--     $1,031,795,317
                                                 ------------   ------------     ---     --------------
   Forward Exchange Contracts                    $         --   $ 13,079,225     $--     $   13,079,225
   Swap Contracts                                          --        885,840      --            885,840
LIABILITIES:
   Forward Exchange Contracts                              --     14,944,674      --         14,944,674

(a)  Includes common and preferred stock as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statements of Investments.

8. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Trust is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through February 22, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST


By /s/LAURA F. FERGERSON
-----------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date  February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
-----------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date  February 25, 2010


By /s/MARK H. OTANI
-----------------------------------
     Mark H. Otani
     Chief Financial Officer and
     Chief Accounting Officer
Date  February 25, 2010